                                HOMESTEAD FUNDS

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999



          o         Daily Income

          o         Short-Term Government Securities

          o         Short-Term Bond

          o         Value

          o         Small Company Stock





                             HOMESTEAD FUNDS, INC.
                                     [LOGO]

Table of Contents

PERFORMANCE EVALUATION

        Daily Income                                        4-5

        Short-Term Government Securities                    6-7

        Short-Term Bond                                     8-9

        Value                                             10-12

        Small Company Stock                               13-14

PORTFOLIO OF INVESTMENTS

        Daily Income                                      16-19

        Short-Term Government Securities                  20-21

        Short-Term Bond                                   22-31

        Value                                             32-34

        Small Company Stock                               35-37

FINANCIAL STATEMENTS                                      38-41

FINANCIAL HIGHLIGHTS                                      42-46

NOTES TO FINANCIAL STATEMENTS                             47-49

Letter from the Investment Manager

Dear Shareholder:

This report details economic conditions, the investment landscape and Homestead Funds' performance for the first six months of 1999. During this period, the economy showed continued signs of strength. Labor markets were tight, characterized by low unemployment and rising wages. Housing sales and construction spending remained robust, in spite of rising interest rates. The economy has in fact lost some of the moderating influences, such as a strong dollar and declining commodity prices, that have helped to keep inflation down in the past. However, there were no clear signs of a broad based pickup in consumer price inflation.

Despite the lack of any strong evidence of an increase in inflation, the Federal Reserve announced a one-quarter percent (.25%) increase in the federal funds rate, a key bank overnight lending rate.

Money market and bond yields trended higher during the first half of the year. Stocks, as measured by the Standard & Poor's 500 Stock Index, posted positive returns in both quarters. But, as you'll read in the reports following this letter, market leadership changed dramatically in the second quarter.

The economic conditions that underpin the financial markets in the U.S. still look to be favorable. However, data released since the close of the quarter show the economy to be expanding at a pace that is not likely to be sustainable. The Fed may be prompted to rethink its neutral stance and raise rates again to slow growth and ward off inflation. We expect the stock market's protracted advance and the possibility of additional increases in rates will cause continued market volatility. We remind investors to establish clear financial objectives and invest in vehicles appropriate for their risk tolerance and time horizons.

Thank you for your investment in the Homestead Funds.

Sincerely,

/s/ Peter R. Morris

Peter R. Morris
Director of Investments
July 30, 1999

DAILY INCOME FUND

MARKET CONDITIONS
Interest rates trended higher during the six months ended June 30, 1999, on expectations that the strong economy would trigger higher inflation and prompt the Federal Reserve to act. A rising rate environment is good news for money market investors. Money market securities have very short maturities, so Fund managers are able to reinvest quickly in higher yielding securities.

The Fed maintained a tightening bias but did not step in to nudge rates higher until June 30. Since prices at the consumer level did not appear to be out of control, the Fed at that time indicated a change in its stance from tightening to neutral.

FUND PERFORMANCE AND STRATEGY
Your Fund's seven-day simple yield declined from 4.83% at the start of this period to 4.31% at the close. The decline was due in part to the Fund's unusually high yield on December 31, 1998, and in part to our feeling the full impact of the Fed's rate cuts from the fall of 1998. By taking advantage of the strong demand for funding that typically occurs at year-end, we were able to add about .30% to our seven-day yield.

We kept the Fund's weighted average maturity short during this period, moving from 48 days at the start to 44 days at the close. The Fund's six-month total return was 2.14%. Annualized returns appear on page five.

OUTLOOK
We expect the Fed will remain a vigilant watchdog and be quick to raise rates again if the economy shows signs of overheating. We plan to keep the Fund's maturity short so we can take the fullest advantage of any rise in rates.

DAILY INCOME FUND

PORTFOLIO COMPOSITION

SECURITY DIVERSIFICATION

                                                      on 12/31/98     on 6/30/99
--------------------------------------------------------------------------------
Commercial paper                                         64.6%           66.7%
--------------------------------------------------------------------------------
Corporate bonds                                          33.6%           27.6%
--------------------------------------------------------------------------------
U.S. Government obligations                               1.7%            5.4%
--------------------------------------------------------------------------------
Cash equivalents                                           .1%             .3%
--------------------------------------------------------------------------------
    Total                                                 100%            100%
================================================================================


                                                      on 12/31/98     on 6/30/99
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY                               48 days        44 days
--------------------------------------------------------------------------------


YIELD
Annualized 7-day compound yield (quoted 6/30/99)                         4.31%
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
periods ended 6/30/99
                                                                       Since
                                                                       Inception
                                                1 Year      5 Year     (11/90)
--------------------------------------------------------------------------------
Daily Income Fund                                4.6%        4.9%        4.4%
--------------------------------------------------------------------------------

Past performance is not predictive of future performance.

SHORT-TERM GOVERNMENT SECURITIES FUND


MARKET CONDITIONS
The threat of Federal Reserve intervention hung over the bond market and caused interest rates to trend higher during the first half of 1999. While there were no clear signs of a build-up in pricing pressures, the tight labor market, robust housing market and growth in GDP caused investors to reason that inflation must be lurking somewhere and that the Fed would soon step in to take a pre-emptive strike. In addition, the global financial crisis that stymied investors in 1998 was resolved and could no longer be counted on as a sufficient drag on the domestic economy.

On June 30, the Fed did in fact intervene and announced a .25% increase in the federal funds rate, the rate banks charge each other on overnight loans to meet reserve requirements.

FUND PERFORMANCE AND STRATEGY
Your Fund returned 1.06% for the six months ended June 30. The Fund's 30-day annualized yield rose from 4.41% on December 31, 1998 to 4.93% at the close of this reporting period, reflecting the rise in rates.

We adjusted the Fund's security diversification during the period as a way of enhancing yield. In 1998, especially the fourth quarter, investors flocked to Treasuries, driving prices higher. We bucked the trend and bought lower priced government agency issues. In the first half of 1999, the extreme credit sensitivity that had plagued the market in 1998 came to an end and Treasuries' luster dimmed. As supply conditions improved and prices fell to more reasonable levels, we were able to move back into this sector.

OUTLOOK
The bond market's poor performance in the first half reflects investors' continued uncertainty over how far the Fed will need to go to thwart inflation. Given the economy's strong second quarter showing, further rate hikes are likely. This Fund's short maturity will reduce the negative effect of rising rates on principal value.

SHORT-TERM GOVERNMENT SECURITIES FUND

PORTFOLIO COMPOSITION

SECURITY DIVERSIFICATION
                                                      on 12/31/98     on 6/30/99
--------------------------------------------------------------------------------
Government-guaranteed agencies                            49.3%          32.7%
--------------------------------------------------------------------------------
U.S. Treasuries                                           34.6%          57.2%
--------------------------------------------------------------------------------
Mortgage-backed securities                                12.0%           9.1%
--------------------------------------------------------------------------------
Cash equivalents                                           4.1%           1.0%
--------------------------------------------------------------------------------
    Total                                                  100%           100%
================================================================================


                                                      on 12/31/98     on 6/30/99
--------------------------------------------------------------------------------
Average Weighted Maturity                              2.06 years     2.29 years
--------------------------------------------------------------------------------

YIELD
Annualized 30-day SEC yield (quoted 6/30/99)                             4.93%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
periods ended 6/30/99
                                                                     Since
                                                                     Inception
                                                     1 Year          (5/95)
--------------------------------------------------------------------------------
Short-Term Government Securities Fund                 3.9%            5.3%
--------------------------------------------------------------------------------
Merrill Lynch 1-4.99 Year U.S. Treasury Index         4.9%            6.3%
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
                       [performance comparison graph here]


The above graph reflects:
Comparison of the change in value of a $10,000 investment in the Fund at inception and the Merrill Lynch 1-4.99 Year U.S. Treasury Index. Past performance is not predictive of future performance. The Short-Term Government Securities Fund average annual total returns are net of any fee waivers and reimbursements.

SHORT-TERM BOND FUND

MARKET CONDITIONS
An economic slowdown did not materialize during the first half of 1999. While inflation looked to be tame, the labor and housing markets surged, leaving investors to wonder if the Federal Reserve would step in to tighten the money supply and slow the economy. On June 30, the Fed did intervene. The Fed's .25% increase in the federal funds rate, a bank lending rate, effectively took back one of the agency's three fall 1998 easings.

Interest rates were also propped up by a resolution of the currency crisis touched off in Asia and return of stability to global markets. These troubling conditions had created a flight to quality, with investors rushing for the safety of U.S. Treasury securities. The strong demand had kept a lid on yields. Problems abroad were also acting as a natural brake on the pace of the domestic economy's expansion. With weak markets abroad, investors reasoned, there would be reduced demand for goods and services.

FUND PERFORMANCE AND STRATEGY
Higher interest income offset declining bond prices and allowed your Fund to post a 1.33% six-month return. Annualized returns appear on page nine. The Fund's 30-day annualized yield rose from 5.38% at the start of the period to 5.80% at the close.

As the credit crisis subsided, better opportunities came to light in non-Treasury sectors. To capitalize on the higher yields, we added to our holdings of corporate bonds and asset-backed securities.

OUTLOOK
We expect rates will continue to trend higher. This Fund's short maturity will continue to give investors some protection against rising rates and the resulting decline in bond prices.

SHORT-TERM BOND FUND

PORTFOLIO COMPOSITION

SECURITY DIVERSIFICATION

                                                      on 12/31/98     on 6/30/99
--------------------------------------------------------------------------------
Corporate bonds                                           39.6%          45.0%
--------------------------------------------------------------------------------
Mortgage-backed securities                                25.5%          23.4%
--------------------------------------------------------------------------------
Asset-backed securities                                   15.8%          19.1%
--------------------------------------------------------------------------------
U.S. Government obligations                               13.6%          10.3%
--------------------------------------------------------------------------------
Commercial paper                                           5.4%           2.1%
--------------------------------------------------------------------------------
Cash equivalents                                            .1%            .1%
--------------------------------------------------------------------------------
    Total                                                  100%           100%
================================================================================


                                                      on 12/31/98     on 6/30/99
--------------------------------------------------------------------------------
Average Weighted Maturity                             2.86 years      2.82 years
--------------------------------------------------------------------------------

YIELD
Annualized 30-day SEC yield (quoted 6/30/99)                             5.80%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
periods ended 6/30/99
                                                                       Since
                                                                       Inception
                                                1 Year       5 Year    (11/90)
--------------------------------------------------------------------------------
Short-Term Bond Fund                              4.6%        6.2%       5.9%
--------------------------------------------------------------------------------
Merrill Lynch 1-4.99 Year Corp./Gov. Index        5.0%        6.7%       6.4%
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
                      [performance comparison graph here]


The above graph reflects:
Comparison of the change in value of a $10,000 investment in the Fund at inception and the Merrill Lynch 1-4.99 Year Corp./Gov. Index. Past performance is not predictive of future performance. The Short-Term Bond Fund average annual total returns are net of any fee waivers and reimbursements.

VALUE FUND

MARKET CONDITIONS
The bull market in stocks continued through the six months ended June 30, 1999, against a backdrop of sustained economic growth, low inflation and rising corporate profits. Higher interest rates did not dampen investors' enthusiasm for stocks as a group, but may have caused investors to reevaluate their exposure to certain companies and market sectors.

Your Fund's management team and other value investors had come to feel like farmers awaiting rain. For the last five consecutive quarters through the first quarter of 1999, our approach had been overlooked by investors seeking fast-growing companies in select industries. In the second quarter of 1999, we enjoyed a reversal of fortune. Here, market leadership broadened and bargain hunters were rewarded as investors refocused on company fundamentals.

FUND PERFORMANCE AND STRATEGY
For the six-month period ending June 30, the Standard & Poor's 500 Stock Index, the most recognizable gauge of broad market performance, posted a gain of 12.39%. Your Fund's six-month return was 15.27%.

A number of factors were responsible for our better relative performance. First, rising interest rates prompted investors to recalculate their valuation models and abandon stocks that were overpriced. Money flowed into stocks that offered better value--exactly the types of businesses in which your portfolio is invested. Our strongest performers during this period included Maytag, Sonat (a gas and pipeline business), Nalco (chemicals manufacturer) and Halliburton (petroleum services).

Second, the market's advance was more broadly based, not powered exclusively by technology and Internet companies. We had added to our positions in down-trodden financial services and capital goods businesses and realized good gains when these industries returned to favor.

Additionally, a number of the Fund's holdings, including Aeroquip-Vickers (manufacturers of industrial machinery), Rubbermaid, Sonat, Transamerica (insurance) and Sundstrand (designs systems and components for aerospace and industrial use), were recently acquired in corporate buyouts. We eliminated our positions shortly after the close of this period, as these stocks had reached levels that met or exceeded our price targets. Proceeds were reinvested in some of our most promising holdings, including Allstate, Bemis (packaging and containers), Dillard's (department stores) and RR Donnelley (a commercial printer), and the recent additions, Baker Hughes (oil and gas machinery) and Tenneco (makers of packaging materials and auto parts).

VALUE FUND

OUTLOOK
The market's foundation is solid. The economy is expanding at a reasonably strong annualized rate of about 3%. Prices at the consumer level don't look to be out of control; however, the Fed will be quick to act if signs of inflation emerge. The likelihood, if not the reality, of Fed intervention will keep upward pressure on interest rates.

We also look for investors to gain confidence once we cross over to the new millennium. The uncertainty surrounding the Y2K computer bug is currently weighing down a number of industries, and once solutions are in place the outlook should improve.

VALUE FUND

PORTFOLIO COMPOSITION

Top Holdings on 6/30/99
                                                                     % of total
                                                    Industry        market value
--------------------------------------------------------------------------------
Maytag Corp.                                   Household appliances      3.4%
--------------------------------------------------------------------------------
Southwest Airlines Co.                              Air travel           3.4%
--------------------------------------------------------------------------------
Nalco Chemical Co.                                  Chemical             3.3%
--------------------------------------------------------------------------------
Dillard's, Inc.                                      Retail              3.1%
--------------------------------------------------------------------------------
Bemis, Inc.                                   Packaging/Containers       3.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
periods ended 6/30/99
                                                                       Since
                                                                       Inception
                                              1 Year       5 Year      (11/90)
--------------------------------------------------------------------------------
Value Fund                                     14.1%        20.3%        17.5%
--------------------------------------------------------------------------------
S&P 500 Index                                  22.8%        27.8%        21.1%
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
                       [performance comparison graph here]

The above graph reflects:
Comparison of the change in value of a $10,000 investment in the Fund at inception and the S&P 500 Index. Past performance is not predictive of future performance. The Value Fund average annual total returns are net of any fee waivers and reimbursements.

SMALL COMPANY STOCK FUND

MARKET CONDITIONS
This Fund celebrated its one-year anniversary in March of 1999, a date that also marked the ushering in of a better climate for small-company and value investors. Finally, investors looked beyond the handful of large-capitalization growth stocks that had powered the market's advance and recognized a fuller universe of investment possibilities.

This sea-change in the investment landscape was brought about, in part, by rising interest rates. This caused investors to reconsider whether the very high prices they were paying for the market's leaders were justified by the companies' earnings prospects. In many cases, the answer was no, and investors sought better values elsewhere.

FUND PERFORMANCE AND STRATEGY
The first quarter of 1999 was a continuation of 1998, with the Standard & Poor's 500 Stock Index posting a solid 5.0% gain and the Small Company Stock Fund retreating by as much with a -5.1% return. We gained ground in the second quarter, with a whopping 21.9% quarterly return compared to the S&P's 7.1% advance.

For the year-to-date, the Fund is up 15.71%, compared to a 9.2% return on the Russell 2000, an index of small-company stocks that serves as this Fund's performance yardstick.

As this is a relatively new Fund, it may be helpful to recap our investment objective and strategy. Your portfolio is comprised of small companies selling at attractive prices. Investors stand to benefit from capital appreciation as others realize the value inherent in these companies and bid their stock prices higher. Value investing requires patience. It may take some time for the market to recognize our companies' inherent value, as those who joined the Fund in 1998 witnessed. It's also possible that the anticipated turnaround will never materialize.

For this six-month period, our top performers included American Freightways, Claire's Stores and Juno Lighting. Corporate buyouts helped to push share prices higher at Juno Lighting and Oneida.

OUTLOOK
Interest rates are likely to trend higher, as the economy does not look to be slowing on its own and the Fed has indicated its concern for higher inflation. Measures of consumer prices don't indicate soaring inflation, but the Fed will be quick to act on any sign.

Rising rates are generally negative for stocks, but as we saw earlier this year, stocks already selling at or near their lows tend not to be as affected as higher priced growth stocks. Our long-term outlook for equities is favorable, but investors should be prepared for the same high level of volatility we experienced in 1998.

SMALL COMPANY STOCK FUND

PORTFOLIO COMPOSITION

TOP HOLDINGS ON 6/30/99
                                                                     % of total
                                                    Industry        market value
--------------------------------------------------------------------------------
Manitowoc Co., Inc.                           Industrial machinery       4.6%
--------------------------------------------------------------------------------
Ruddick Corp.                                        Retail              4.4%
--------------------------------------------------------------------------------
Oneida Ltd.                                        Housewares            4.4%
--------------------------------------------------------------------------------
American Freightways, Inc.                          Trucking             4.2%
--------------------------------------------------------------------------------
CLARCOR, Inc.                              Manufacturing - diverse       4.1%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
periods ended 6/30/99
                                                                       Since
                                                                       Inception
                                                       1 Year          (3/98)
--------------------------------------------------------------------------------
Small Company Stock Fund                                8.2%            2.2%
--------------------------------------------------------------------------------
Russell 2000 Index                                      1.5%             .6%
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
                      [performance comparison graph here]


The above graph reflects:
Comparison of the change in value of a $10,000 investment in the Fund at inception and the Russell 2000 Index. Past performance is not predictive of future performance. The Small Company Stock Fund average annual total returns are net of any fee waivers and reimbursements.

                                   FINANCIALS

DAILY INCOME FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER  (66.7% of portfolio)
A.I. Credit Corp. ..........................................    4.98%        07/23/99       $1,000,000      $   996,957
American Express Credit Corp. ..............................    5.20         07/01/99          590,000          590,000
American Express Credit Corp. ..............................    4.95         07/02/99          493,000          492,932
American Express Credit Corp. ..............................    5.00         07/06/99          400,000          399,722
American Express Credit Corp. ..............................    5.25         07/09/99          820,000          819,043
American Express Credit Corp. ..............................    4.94         07/14/99          350,000          349,376
American Express Credit Corp. ..............................    5.20         07/23/99          300,000          299,047
American General Finance Corp. .............................    4.92         07/26/99        1,440,000        1,435,080
American General Finance Corp. .............................    4.90         07/22/99          405,000          403,842
Baltimore Gas & Electric Co. ...............................    5.02         07/13/99          545,000          544,088
Baltimore Gas & Electric Co. ...............................    5.10         07/13/99          793,000          791,652
Campbell Soup Co. ..........................................    4.98         07/01/99        1,000,000        1,000,000
Chevron USA. Inc. ..........................................    5.03         07/14/99        1,000,000          998,184
Chevron USA. Inc. ..........................................    5.20         07/14/99        1,000,000          998,122
CIT Group, Inc. ............................................    5.06         07/02/99          840,000          839,882
Coca-Cola Co. ..............................................    4.85         07/21/99        1,900,000        1,894,881
Coca-Cola Co. ..............................................    4.83         08/13/99          450,000          447,404
Coca-Cola Co. ..............................................    4.82         08/16/99          500,000          496,921
Commercial Credit Co. ......................................    5.20         07/14/99        1,000,000          998,122
Consolidated Natural Gas Co. ...............................    5.02         07/28/99          648,000          645,560
Consolidated Natural Gas Co. ...............................    5.00         07/29/99        1,000,000          996,111
Consolidated Natural Gas Co. ...............................    5.25         08/20/99          410,000          407,010
Consolidated Natural Gas Co. ...............................    5.20         08/31/99          900,000          892,070
Deere & Co. ................................................    5.18         07/06/99          658,000          657,527
Deere & Co. ................................................    4.84         07/09/99        1,000,000          998,924
Exxon Asset Management Co. .................................    5.75         07/01/99        1,000,000        1,000,000
Exxon Asset Management Co. .................................    5.26         07/08/99        1,650,000        1,648,312
Ford Motor Credit Co. ......................................    5.50         07/08/99          155,000          154,834
Ford Motor Credit Co. ......................................    5.20         07/26/99          300,000          298,917
Ford Motor Credit Co. ......................................    5.40         07/12/99          300,000          299,505
General Electric Capital Corp. .............................    4.96         07/16/99          700,000          698,553
General Electric Capital Corp. .............................    4.89         07/22/99        1,000,000          997,147
General Electric Capital Corp. .............................    4.87         08/02/99          250,000          248,918
General Motors Acceptance Corp. ............................    4.95         07/14/99          695,000          693,758
General Motors Acceptance Corp. ............................    5.01         07/23/99          100,000           99,694
IBM Credit Corp. ...........................................    5.03         07/06/99        1,200,000        1,199,162
IBM Credit Corp. ...........................................    4.93         07/21/99          690,000          688,110
IBM Credit Corp. ...........................................    4.78         07/28/99          525,000          523,118
IBM Credit Corp. ...........................................    4.80         07/30/99          650,000          647,487
JC Penney Funding Corp. ....................................    4.91         07/06/99          395,000          394,731
Johnson & Johnson ..........................................    5.20         08/18/99          300,000          297,920
Johnson & Johnson ..........................................    4.83         10/20/99          695,000          684,650
Merrill Lynch & Co., Inc. ..................................    5.00         07/30/99        1,240,000        1,235,006
Mobil Corp. ................................................    5.30         07/01/99          500,000          500,000


DAILY INCOME FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - continued
Mobil Corp. ................................................    5.10%        07/08/99       $  415,000       $  414,588
Morgan Stanley Dean Witter & Co. ...........................    5.00         07/02/99        1,000,000          999,861
Morgan Stanley Dean Witter & Co. ...........................    4.84         08/16/99          600,000          596,289
Morgan Stanley Dean Witter & Co. ...........................    5.00         08/16/99        1,500,000        1,490,417
Norwest Financial, Inc. ....................................    4.95         07/12/99        1,600,000        1,597,580
Prudential Funding Corp. ...................................    5.15         07/01/99          200,000          200,000
Prudential Funding Corp. ...................................    5.20         07/07/99          800,000          799,307
Prudential Funding Corp. ...................................    5.26         07/07/99          650,000          649,430
Prudential Funding Corp. ...................................    5.03         07/15/99          100,000           99,804
Prudential Funding Corp. ...................................    4.88         07/20/99          630,000          628,377
Prudential Funding Corp. ...................................    4.95         07/21/99          572,000          570,427
Schering Corp. .............................................    4.87         07/27/99        1,540,000        1,534,583
Transamerica Finance Corp. .................................    4.85         07/13/99        1,000,000          998,383
-------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $42,281,325) ................................................................   42,281,325
-------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES  (27.6% of portfolio)
American General Finance Corp. .............................    6.88         07/01/99          305,000          305,000
American General Finance Corp. .............................    7.20         07/08/99          105,000          105,038
American General Finance Corp. .............................    7.13         12/01/99          305,000          307,178
American General Finance Corp. .............................    7.00         12/30/99          300,000          302,690
Associates Corp. of North America ..........................    6.63         07/15/99          300,000          300,099
Associates Corp. of North America ..........................    6.82         08/11/99           35,000           35,052
Associates Corp. of North America ..........................    7.25         09/01/99          510,000          511,628
Associates Corp. of North America ..........................    6.68         09/17/99          100,000          100,296
Associates Corp. of North America ..........................    6.75         10/15/99          280,000          281,103
Associates Corp. of North America ..........................    8.25         12/01/99          342,000          346,110
Baltimore Gas & Electric Co. ...............................    8.40         10/15/99          342,000          344,926
Beneficial Corp. ...........................................    6.65         09/24/99           50,000           50,144
Beneficial Corp. ...........................................    6.65         10/11/99           30,000           30,113
CIT Group, Inc. ............................................    6.63         09/13/99           25,000           25,066
CIT Group, Inc. ............................................    6.25         09/30/99           60,000           60,090
CIT Group, Inc. ............................................    6.25         10/25/99           20,000           20,058
CIT Group, Inc. ............................................    5.88         12/09/99          725,000          726,898
Commercial Credit Co. ......................................    6.70         08/01/99           50,000           50,035
E.I. Dupont de Nemours & Co. ...............................    6.90         11/12/99          500,000          502,777
Eli Lilly & Co. ............................................    6.75         11/15/99          165,000          165,884
Exxon Capital Corp. ........................................    6.50         07/15/99           70,000           70,032
Credit Co. .................................................    7.45         07/12/99           40,000           40,026
Ford Motor Credit Co. ......................................    7.55         07/19/99          120,000          120,134
Ford Motor Credit Co. ......................................    6.38         09/15/99          708,000          709,482
Ford Motor Credit Co. ......................................    5.30         09/21/99           10,000           10,003
Ford Motor Credit Co. ......................................    7.75         10/01/99          623,000          626,750
Ford Motor Credit Co. ......................................    7.50         11/15/99           35,000           35,287

DAILY INCOME FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
CORPORATE NOTES - continued
General Electric Capital Corp. .............................    6.60%        07/23/99       $   20,000       $   20,009
General Electric Capital Corp. .............................    7.38         09/15/99            4,000            4,012
General Electric Capital Corp. .............................    6.93         11/19/99          100,000          100,618
General Motors Acceptance Corp. ............................    5.88         07/15/99           20,000           20,004
General Motors Acceptance Corp. ............................    6.00         07/15/99           10,000           10,003
General Motors Acceptance Corp. ............................    6.15         09/20/99          125,000          125,235
General Motors Acceptance Corp. ............................    8.00         10/01/99          204,000          205,321
General Motors Acceptance Corp. ............................    6.05         10/04/99          200,000          200,424
General Motors Acceptance Corp. ............................    5.80         10/15/99           10,000           10,013
General Motors Acceptance Corp. ............................    8.40         10/15/99          135,000          136,104
General Motors Acceptance Corp. ............................    6.00         11/15/99           48,000           48,132
Household Finance Corp. ....................................    6.75         07/15/99            5,000            5,001
Household Finance Corp. ....................................    6.85         07/15/99           10,000           10,006
Household Finance Corp. ....................................    7.50         11/15/99           25,000           25,177
Household Finance Corp. ....................................    8.95         09/15/99          245,000          246,722
John Deere Capital Corp. ...................................    6.50         09/20/99          100,000          100,293
John Deere Capital Corp. ...................................    8.08         12/22/99           20,000           20,259
Merrill Lynch & Co., Inc. ..................................    8.25         11/15/99          311,000          314,336
Merrill Lynch & Co., Inc. ..................................    6.38         12/15/99          440,000          442,147
Norwest Financial Inc. .....................................    6.20         09/15/99          350,000          350,672
Norwest Financial Inc. .....................................    6.68         09/15/99           30,000           30,084
Norwest Financial Inc. .....................................    7.45         09/15/99          185,000          185,796
Norwest Financial Inc. .....................................    6.38         10/01/99           20,000           20,053
Norwest Financial Inc. .....................................    6.05         11/19/99          125,000          125,340
Norwest Financial Inc. .....................................    6.88         12/15/99          255,000          256,808
Pacific Gas & Electric Co. .................................    5.37         10/06/99           30,000           30,009
Pacific Gas & Electric Co. .................................    6.88         12/01/99           10,000           10,000
PepsiCo, Inc. ..............................................    6.25         09/01/99        1,522,000        1,524,242
Phillip Morris Cos., Inc. ..................................    6.00         11/15/99          558,000          558,000
Phillip Morris Cos., Inc. ..................................    7.13         12/01/99        1,736,000        1,748,216
Shell Oil Co. ..............................................    6.63         07/01/99           38,000           38,000
Texaco Capital Inc. ........................................    6.88         07/15/99          795,000          795,422
Texaco Capital Inc. ........................................    9.00         12/15/99          989,000        1,005,150
Transamerica Finance Corp. .................................    8.75         10/01/99          820,000          826,386
Wal-Mart Stores, Inc. ......................................    6.13         10/01/99        1,778,000        1,781,455
-------------------------------------------------------------------------------------------------------------------------
        Total Corporate Notes (Cost $17,511,348) ........................................................    17,511,348
-------------------------------------------------------------------------------------------------------------------------

DAILY INCOME FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  (5.4% of portfolio)
Federal Home Loan Bank .....................................    6.26%        08/09/99       $   15,000       $   15,012
Federal Home Loan Bank .....................................    8.60         08/25/99           10,000           10,048
Federal Home Loan Bank .....................................    5.54         07/13/99        1,000,000        1,000,160
Federal Home Loan Mortgage Corp. ...........................    7.13         07/21/99          115,000          115,111
Federal National Mortgage Association ......................    8.45         07/12/99          300,000          300,285
Federal National Mortgage Association ......................    8.55         08/30/99          230,000          231,236
Federal National Mortgage Association ......................    8.35         11/10/99           20,000           20,216
Federal National Mortgage Association ......................    7.68         11/22/99           10,000           10,094
Federal National Mortgage Association ......................    6.03         07/07/99        1,200,000        1,200,191
Federal National Mortgage Association ......................    5.82         08/25/99          500,000          500,482
Tennessee Valley Authority .................................    8.38         10/01/99           30,000           30,227
-------------------------------------------------------------------------------------------------------------------------
        Total U.S. Government Agency Obligations (Cost $3,433,062) ......................................     3,433,062
-------------------------------------------------------------------------------------------------------------------------
CORPORATE MASTER NOTE  (0.3% of portfolio)
Associates Corp. of North America ..........................    4.60(a)                        165,000          165,000
-------------------------------------------------------------------------------------------------------------------------
        Total Corporate Master Note (Cost $165,000) .....................................................       165,000
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT
State Street Bank and Trust SSgA Fund ......................    4.63(b)                                           8,182
-------------------------------------------------------------------------------------------------------------------------
        Total Money Market Account (Cost $8,182) ........................................................         8,182
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES (Cost $63,398,917) - 100% ...............................................   $63,398,917
=========================================================================================================================

(a) Variable coupon rate at June 30, 1999.
(b) One day yield at June 30, 1999.


The accompanying notes are an integral part of these financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES  (11.3% of portfolio)
Government Export Trust 93-1 ...............................    6.00%        03/15/05       $  479,167       $  479,497
Guaranteed Export Certificates 93-C ........................    5.20         10/15/04        1,199,244        1,165,926
Guaranteed Export Certificates 93-D ........................    5.23         05/15/05          459,574          445,506
Guaranteed Export Certificates 95-B ........................    6.13         06/15/04          176,470          173,116
Guaranteed Trade Trust 92-A A ..............................    7.02         09/01/04          160,417          164,474
Small Business Administration 92-10 A ......................    6.70         01/01/02           61,524           61,725
Small Business Administration 92-10 C ......................    7.15         09/01/02          129,577          130,273
Small Business Investment Companies 99-10 A ................    6.24         03/01/09        1,000,000          974,890
-------------------------------------------------------------------------------------------------------------------------
        Total Asset Backed Securities (Cost $3,620,445) .................................................     3,595,407
-------------------------------------------------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES  (9.1% of portfolio)
GNMA 94-1 ..................................................    7.63         08/16/23          99,000            98,514
GNMA 96-6 ..................................................    6.50         10/16/08         112,918           113,661
GNMA 97-4 B ................................................    7.00         08/20/26         143,418           140,972
GNMA 97-4 N ................................................    7.50         02/16/27          20,917            21,009
GNMA 97-8 ..................................................    7.00         05/16/23         500,000           505,274
GNMA 98-1 ..................................................    7.00         05/20/25         253,055           252,874
GNMA #1928 .................................................    7.00         11/20/09          93,897            93,779
Vendee Mortgage Trust 92-2 .................................    7.00         05/15/08       1,000,000         1,007,550
Vendee Mortgage Trust 97-1 .................................    7.50         09/15/17         500,000           506,010
Vendee Mortgage Trust 97-2 .................................    7.50         01/15/13         179,153           180,144
-------------------------------------------------------------------------------------------------------------------------
        Total Mortgage Backed Securities (Cost $2,942,340) ..............................................     2,919,787
-------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS  (78.6% of portfolio)
Banco Centroamericano Promissory Note ......................    5.78         05/30/01         226,887           226,433
Interlake Steamship Co. ....................................    5.45         07/15/01         371,000           371,152
PEFCO Finance Corp. (a) ....................................    5.31         11/15/03       1,000,000           965,410
Private Export Funding Corp. ...............................    9.45         12/31/99       5,000,000         5,093,750
Private Export Funding Corp. ...............................    8.35         01/31/01          25,000            25,906
Private Export Funding Corp. ...............................    5.48         09/15/03         135,000           134,325
U.S. Department of Housing and Urban Development ...........    6.36         08/01/04          30,000            30,068
U.S. Treasury Note .........................................    6.00         08/15/99         800,000           801,110
U.S. Treasury Note .........................................    5.88         11/15/99       1,200,000         1,203,496
U.S. Treasury Note .........................................    5.63         11/30/99         300,000           300,684
U.S. Treasury Note .........................................    6.38         05/15/00       5,300,000         5,349,780
U.S. Treasury Note .........................................    5.50         05/31/00         500,000           500,989
U.S. Treasury Note .........................................    5.75         10/31/00       2,350,000         2,360,830
U.S. Treasury Note .........................................    6.38         03/31/01          50,000            50,715
U.S. Treasury Note .........................................    4.88         03/31/01       1,250,000         1,237,300
U.S. Treasury Note .........................................    5.88         11/30/01       2,600,000         2,612,887
U.S. Treasury Note .........................................    6.63         04/30/02       3,000,000         3,072,100
U.S. Treasury Note .........................................    6.00         07/31/02         100,000           101,000
U.S. Treasury Note .........................................    5.50         01/31/03         500,000           495,659
Victoria Steamship Corp. ...................................    6.85         11/15/03         181,464           181,438
-------------------------------------------------------------------------------------------------------------------------
            Total U.S. Government and Agency Obligations (Cost $25,253,584) .............................    25,115,032
-------------------------------------------------------------------------------------------------------------------------

SHORT-TERM GOVERNMENT SECURITIES FUND

JUNE 30, 1999
(UNAUDITED)

                                                               Interest
                                                                 Rate                  Value
------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT (1.0% of portfolio)
Vanguard Money Market Reserves U.S. Treasury ...............    4.34%(b)          $    314,455
------------------------------------------------------------------------------------------------
            Total Money Market Account (Cost $314,455) .........................       314,455
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES (COST $32,130,824) - 100% ......................  $ 31,944,681
================================================================================================

(a) 144A security.
(b) One day yield at June 30, 1999.


The accompanying notes are an integral part of these financial statements.

SHORT-TERM BOND FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS  (45.0% of portfolio)
BASIC INDUSTRIES - 8.9%
        Allied Corp. ......................................     0.00%(a)     08/01/99       $  109,000       $  108,556
        Allied Corp. ......................................     0.00(a)      08/15/00        1,189,000         1,107,149
        Allied Corp. ......................................     0.00(a)      08/01/01          490,000           430,587
        Allied Signal, Inc. ...............................     9.88         06/01/02          150,000           163,500
        Archer Daniels Midland Co. ........................     0.00(a)      05/01/02          225,000           188,438
        Armstrong World Industries, Inc. ..................     6.35         08/15/03          500,000           487,500
        Caterpillar, Inc. .................................     7.98         01/14/02          800,000           827,000
        Corning Glassworks, Inc. ..........................     7.10         08/14/00          100,000           101,125
        Corning, Inc. .....................................     8.25         03/15/02          250,000           260,700
        Corning, Inc. .....................................     6.00         08/15/03          500,000           489,375
        Dow Chemical Co. ..................................     9.35         03/15/02        1,063,000         1,080,198
        Dow Chemical Co. ..................................     8.63         04/01/06          150,000           165,108
        Eastman Kodak Co. .................................     9.38         03/15/03          250,000           272,030
        General Foods Corp. ...............................     6.00         06/15/01          154,000           152,075
        General Motors Corp. ..............................     9.13         07/15/01          200,000           210,250
        McKesson Corp. ....................................     4.50         03/01/04          345,000           312,979
        Monsanto Co. (b) ..................................     5.38         12/01/01          500,000           489,375
        Nabisco, Inc. .....................................     8.00         01/15/00          338,000           341,380
        Occidental Petroleum Corp. ........................     6.75         11/15/02        1,000,000           991,380
        Occidental Petroleum Corp. ........................     6.50         04/01/05          500,000           482,580
        PHH Corp. .........................................     7.02         11/09/01        1,250,000         1,256,849
        Phillip Morris, Inc. ..............................     6.00         11/15/99          175,000           175,000
        Phillip Morris, Inc. ..............................     6.00         07/15/01        2,265,000         2,233,856
        Rhom & Haas Co. ...................................     9.88         09/01/00          195,000           202,800
        Ryder System, Inc. ................................     7.56         08/15/00           85,000            85,956
        TRW Inc. ..........................................     6.50         06/01/02        1,000,000           995,560
        Xerox Corp. .......................................     5.67(c)      10/23/01        1,250,000         1,250,125
-------------------------------------------------------------------------------------------------------------------------
            Total Basic Industries ......................................................................     14,861,431
-------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-DURABLE GOODS - 2.7%
Beverages
        Anheuser-Busch Cos., Inc. .........................     6.90         10/01/02        1,550,000         1,551,565
Processed Foods
        McDonald's Corp. ..................................     7.38         07/15/02          755,000           755,000
Recreation
        Walt Disney Co. ...................................     1.50         10/20/99           50,000            49,353
        Walt Disney Co. (b) ...............................     4.20         03/15/01        1,250,000         1,213,681
Retail
        Sears Roebuck Acceptance Corp. ....................     6.80         10/09/02          900,000           906,750
-------------------------------------------------------------------------------------------------------------------------
            Total Consumer Non-Durable Goods ............................................................      4,476,349
-------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BOND FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.5%
Healthcare
        American Hospital Supply Finance Corp. .............    0.00%(a)     08/15/00       $1,000,000       $  924,304
-------------------------------------------------------------------------------------------------------------------------
            Total Consumer Services .....................................................................       924,304
-------------------------------------------------------------------------------------------------------------------------
FINANCE - 21.2%
Banks
        BankAmerica Corp. ..................................    8.13         08/15/04          462,000          463,155
        BankAmerica Corp. ..................................    8.95         11/15/04        1,775,000        1,787,906
        Barclays N.A. Capital Corp. ........................    9.75         05/15/21          306,000          337,365
        Chase Manhattan Corp. ..............................    0.00(a)      02/16/00          100,000           95,892
        Chase Manhattan Corp. ..............................    7.88         08/01/04        1,800,000        1,803,510
        CITICORP ...........................................    6.50         09/16/01           75,000           75,122
        CITICORP ...........................................    8.63         11/01/04          465,000          469,069
        Deutsche Bank Financial ............................    0.00(a)      02/01/00          449,000          433,846
        First Chicago Corp. ................................    5.12(c)      07/28/03          175,000          175,104
        First Union Corp. ..................................    8.77         11/15/04        1,495,000        1,504,285
        International Bank for Recon. & Dev. ...............    0.00(a)      08/15/99          525,000          521,719
        Irving Bank Corp. ..................................    8.50         06/01/02           60,000           60,051
        National City Bank of Cleveland ....................    7.10         09/25/12          800,000          770,074
Financial Services
        ACC Consumer Finance ...............................   10.25         12/01/03        1,835,000        1,949,687
        American Express Credit Corp. ......................    0.00(a)      12/12/00          465,000          426,145
        American Express Credit Corp., .....................    6.25         08/10/05          200,000          199,646
        Associates Corp. of North America ..................    6.00         06/15/01        1,995,000        1,995,000
        AT&T Capital Corp. .................................    7.50         11/15/00        1,000,000        1,018,526
        AVCO Financial Services, Inc. ......................    8.50         10/15/99           50,000           50,409
        Bell Atlantic Financial Services, Inc. .............    6.53         02/22/00        1,250,000        1,255,053
        Beneficial Corp. ...................................    9.50         03/08/01          450,000          472,500
        CIT Group, Inc. ....................................    5.50         10/15/01        1,250,000        1,228,927
        CM International ...................................    0.00(a)      09/11/00        1,675,000        1,565,371
        Capital One Bank ...................................    7.00         04/30/01          200,000          200,500
        First Interstate Bancorp. ..........................   10.83         03/19/01          725,000          774,235
        GATX Capital Corp. .................................    6.36         12/16/02          450,000          441,562
        General Electric Capital Corp. .....................    5.50         11/01/01          153,000          150,896
        General Motors Acceptance Corp. ....................    5.44(c)      12/03/01        1,250,000        1,253,742
        General Motors Acceptance Corp. ....................    5.50         01/14/02          500,000          489,375
        Goldman Sachs Group ................................    5.90         01/15/03        1,000,000          976,250
        Heller Financial, Inc. .............................    5.55(c)      09/25/00        1,000,000        1,000,274
        Household Finance Corp. ............................    8.95         09/15/99          110,000          110,701
        Household Finance Corp. ............................    5.15(c)      08/01/01        1,000,000        1,000,157
        Household Finance Corp. ............................    6.13         07/15/12          315,000          312,285
        Household Finance Corp. ............................    8.00         08/15/04          490,000          491,468
        Household Finance Corp. ............................    8.55         10/15/04          180,000          181,509
        Household Finance Corp. ............................    6.08         03/08/06          455,000          445,299

SHORT-TERM BOND FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
Financial Services - continued
        Lincoln National Corp. .............................    7.13%        07/15/99       $  150,000       $  150,055
        Merrill Lynch & Co. ................................    5.71         01/15/02        1,250,000        1,232,812
        NationsBank Corp. ..................................    7.23         08/15/12          200,000          192,531
        Norwest Financial Inc. .............................    5.50         03/19/01        1,000,000          991,339
        Salomon, Inc. ......................................    7.30         05/15/02          400,000          409,500
        Transamerica Financial Corp. .......................    8.75         10/01/99           50,000           50,376
        Transamerica Financial Corp. .......................    7.85         10/21/99        1,000,000        1,006,010
        Transamerica Financial Corp. .......................    7.68         03/16/00          500,000          505,354
        Transamerica Financial Corp. .......................    6.60         03/20/01          250,000          250,809
        Transamerica Financial Corp. .......................    7.15         09/13/01        1,000,000        1,011,110
        Transamerica Financial Corp. .......................    6.13         11/01/01          750,000          745,770
Insurance
        Liberty Mutual Capital Corp. (b) ...................    7.98         12/01/02          500,000          519,620
        Liberty Mutual Capital Corp. (b) ...................    8.10         01/14/05        1,250,000        1,303,125
Security & Commodity Brokers
        Lehman Brothers, Inc. ..............................    6.00         02/26/01          500,000          494,375
-------------------------------------------------------------------------------------------------------------------------
            Total Finance ...............................................................................    35,349,401
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION  - 4.2%
Airlines
        Delta Airlines, Inc. ...............................    9.60         05/26/00           50,000           51,225
Railroad
        Atchison Topeka & Santa Fe RR Co. ..................    5.37         09/15/99          228,000          227,569
        Burlington Northern & Santa Fe Railway .............    5.51         05/01/01        1,000,000          983,620
        Consolidated Rail Corp. ............................    6.89         07/01/00          100,000          100,875
        CSX Corp. ..........................................    9.50         08/01/00          500,000          516,250
        CSX Corp. ..........................................    5.45         04/15/01        1,250,000        1,229,220
        Norfolk & Western Railway ..........................    8.13         11/15/00          100,000          102,109
        Norfolk Southern Corp. .............................    6.40         06/15/01          500,000          499,290
        TTX Co. (b) ........................................    5.98         07/15/27          570,000          572,750
        Union Pacific Co. ..................................    9.95         11/01/00          291,000          304,095
        Union Tank Car Co. .................................    6.00         03/15/02        1,500,000        1,471,007
        Union Tank Car Co. .................................    6.63         10/03/04        1,000,000          982,702
-------------------------------------------------------------------------------------------------------------------------
            Total Transportation ........................................................................     7,040,712
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - 7.5%
Electric & Gas
        Cleveland Electric Illuminating Co. ................    7.63         08/01/02          100,000          101,947
        Connecticut Light & Power Co. ......................    7.25         07/01/99          187,000          187,000
        DTE Capital Corp. (b) ..............................    6.17         06/15/38          500,000          487,874
        Duquesne Light Co. .................................    6.63         06/15/04          150,000          152,438
        Energy Acquisition Corp. ...........................    6.15         03/01/02        1,000,000        1,000,000
        Florida Power and Light Co. ........................    6.63         02/01/03          200,000          198,785

SHORT-TERM BOND FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
UTILITIES  - continued
        Idaho Power Co. ....................................    8.65%        01/01/00       $  300,000       $  304,125
        Michigan Consolidated Gas Co. ......................    5.75         05/01/01          234,000          232,361
        New Orleans Public Service Co. .....................    7.00         03/01/03          500,000          510,000
        Northern Indiana Public Service Co. ................    7.50         04/01/02          869,000          875,361
        Northern Indiana Public Service Co. ................    7.53         07/08/15          500,000          491,431
        Pacific Gas & Electric Co. .........................    6.88         12/01/99          181,000          181,679
        Pacific Gas & Electric Co. .........................    6.63         06/01/00          310,000          310,132
        Pacific Gas & Electric Co. .........................    6.75         12/01/00          526,000          528,630
        Potomac Electric Power Co. .........................    6.00         04/01/04        1,500,000        1,459,496
        Public Service Electric & Gas Co. ..................    6.00         05/01/00          682,000          682,000
        Texas Utilities Co. ................................    9.50         08/01/99          300,000          300,750
Telephone
        AT&T Corp. .........................................    8.25         01/11/00          100,000          100,619
        AT&T Corp. .........................................    8.20         02/15/05        1,037,000        1,051,259
        NYNEX Corp. ........................................    9.55         05/01/10          159,372          177,620
        Pacific Telephone & Telegraph Co. ..................    4.63         05/01/00          228,000          225,435
        Pacific Telephone & Telegraph Co. ..................    6.00         11/01/02          676,000          665,860
        Pacific Telephone & Telegraph Co. ..................    6.50         07/01/03        1,414,000        1,403,395
        Southwestern Bell Telephone Co. ....................    5.88         06/01/03          500,000          488,125
        Southwestern Bell Telephone Co. ....................    5.75         09/01/04          500,000          483,485
-------------------------------------------------------------------------------------------------------------------------
            Total Utilities .............................................................................    12,599,807
-------------------------------------------------------------------------------------------------------------------------
            Total Corporate Bonds (Cost $75,720,071) ....................................................    75,252,004
-------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS  (0.2% of portfolio)
Hydro-Quebec ...............................................    6.50         07/16/03          100,000           99,712
Hydro-Quebec ...............................................    6.27         01/03/26           80,000           74,700
Trans-Canada Pipelines .....................................    6.77         04/30/01          150,000          150,582
-------------------------------------------------------------------------------------------------------------------------
            Total Foreign Bonds (Cost $324,932) .........................................................       324,994
-------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES  (19.0% of portfolio)
American Express Master Trust 93-1 .........................    5.38         07/15/01          570,000          567,847
Americredit Automobile Receivables Trust 96-B ..............    6.50         01/12/02           20,468           20,528
Americredit Automobile Receivables Trust 98-B ..............    6.06         12/12/02          500,000          496,034
Americredit Automobile Receivables Trust 99-A ..............    5.88         12/05/05        1,700,000        1,680,518
Arcadia Automobile Receivables Trust 97-C A3 ...............    5.95         11/15/02          200,000          200,372
Arcadia Automobile Receivables Trust 98-B A4 ...............    6.00         11/15/03        1,250,000        1,243,775
Arcadia Automobile Receivables Trust 99-A A5 ...............    6.12         12/15/06        1,500,000        1,479,672
Auto Leasing Investors 97-A5 (b) ...........................    6.08         02/13/04          725,000          708,006
Banc One Auto Grantor Trust 97-A ...........................    6.27         11/20/03          196,891          198,051
Capital Auto Receivables Asset Trust 99-1 ..................    5.58         06/15/02          275,000          272,301
Case Equipment Loan Trust 96-A .............................    5.50         02/15/03           40,223           40,213
Centerior Energy Receivables Master Trust 96-1 .............    7.20         04/15/02           90,000           91,779
Chase Manhattan Auto Owner Trust 97-B ......................    6.35         02/15/01           62,717           63,133


SHORT-TERM BOND FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES - continued
Chase Manhattan Grantor Trust 95-B .........................    5.80%        02/17/03       $  100,000       $   99,307
CIT RV Trust 94-A ..........................................    4.90         07/15/09           84,596           82,962
Citibank Credit Card Master Trust 96-1 .....................    0.00(a)      02/07/03          340,000          306,137
Citibank Credit Card Master Trust 97-3 .....................    6.84         02/10/04          750,000          751,208
Citibank Credit Card Master Trust 97-7 .....................    6.35         08/15/02          110,000          109,755
Copelco Capital Funding Corp. 96-A .........................    6.34         07/20/04          111,185          111,496
CPS Auto Trust 97-2 ........................................    6.65         10/15/02          139,236          140,143
CPS Auto Trust 98-1 ........................................    6.00         08/15/03        1,654,000        1,650,993
CTB Auto Grantor Trust 97-A (b) ............................    6.50         09/15/03          108,287          108,675
Discover Card Trust 97-2 ...................................    6.79         04/16/10        1,250,000        1,253,938
Discover Card Trust 99-2 ...................................    5.90         10/15/04        1,500,000        1,484,550
Felco Funding II LLC 98-1 A1 (b) ...........................    5.97         10/15/00          383,396          383,963
Felco Funding II LLC 98-1 A2 (b) ...........................    5.98         09/15/01          300,000          299,625
First Bank Corporate Card Master Trust 97-1 ................    6.40         02/15/03           70,000           70,204
First Chicago Master Trust 97-T ............................    5.25(c)      10/15/02          260,000          259,841
First Merchants Auto Trust 96-C ............................    6.15         07/15/01          129,000          129,057
First Security Auto Grantor Trust 97-B .....................    6.10         04/15/03          283,017          284,087
First Security Auto Grantor Trust 98-A .....................    5.97         04/15/04          879,847          885,170
Fleetwood Credit Corp. 93-A ................................    6.00         01/15/08          178,241          177,228
Ford Credit Auto Owner Trust 98-A ..........................    5.65         10/15/01           90,000           90,050
Franklin Auto Trust 98-1 ...................................    5.65         01/17/06        1,000,000          986,200
Green Tree Lease Finance 97-1 ..............................    6.17         09/20/05          709,915          712,392
Heller Equipment Asset Recievables Trust 97-1 ..............    6.39         05/25/05          323,930          325,850
Honda Auto Receivables Grantor Trust 97-A ..................    5.85         02/15/03          462,601          462,037
Honda Auto Receivables Grantor Trust 97-B ..................    5.95         05/15/03          561,073          560,409
Household Affinity Credit Card Master Trust 93-2 ...........    5.60         05/15/02          100,000           99,015
J.C. Penney Master Credit Card Trust C .....................    9.63         06/15/00          250,000          259,636
John Deere Owner Trust 99-A ................................    5.94         10/15/02        2,500,000        2,487,500
Metlife Capital Equipment Loan Trust 97-A ..................    6.85         05/20/08        1,775,000        1,808,388
Metris Master Trust 97-1 ...................................    6.87         10/20/05        1,505,000        1,530,118
Navistar Financial Corp. Owner Trust 96-A ..................    6.35         11/15/02          136,207          136,632
New Court Equipment Trust Securities 98-1 ..................    5.24         12/20/02          465,000          456,546
Nissan Auto Receivables Grantor Trust 95-A .................    6.10         08/15/01           23,896           23,968
Nissan Auto Receivables Grantor Trust 97-A .................    6.15         02/15/03          170,000          171,961
Olympic Automobile Receivables Trust 95-C ..................    6.20         01/15/02           69,505           69,668
Olympic Automobile Receivables Trust 95-D ..................    6.15         07/15/01          188,391          188,775
Olympic Automobile Receivables Trust 95-E ..................    5.85         03/15/01          179,708          179,785
Olympic Automobile Receivables Trust 96-A ..................    5.85         07/15/01          534,122          534,595
Olympic Automobile Receivables Trust 96-C ..................    6.80         03/15/02          804,359          809,692
Onyx Acceptance Grantor Trust 96-1 .........................    5.40         05/15/01           59,186           59,178
Onyx Acceptance Grantor Trust 98-A .........................    5.85         08/15/02          750,000          750,038
Onyx Acceptance Auto Trust Ser. 97-4 .......................    6.30         05/15/04          127,000          127,697
PNC Student Loan Trust I 97-2 ..............................    6.45         01/25/02          135,000          135,640
Pemex Finance LTD (b) ......................................    6.13         11/15/03          500,000          492,465

SHORT-TERM BOND FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES - continued
Premier Auto Trust 96-2 ....................................    6.58%        10/06/00       $   63,781       $   63,969
Premier Auto Trust 97-2 ....................................    6.13         09/06/00          140,295          140,496
Railcar Trust 92-1 .........................................    7.75         06/01/04           71,449           73,821
Sears Credit Account Master Trust 98-1 .....................    5.80         08/15/05          450,000          442,828
Spiegel Master Trust 94-B ..................................    8.15         06/15/04          200,000          202,421
Union Acceptance Corp. 95-C ................................    6.40         10/10/02          169,462          169,838
Union Acceptance Corp. 95-D ................................    5.97         01/07/03          139,277          139,343
Union Acceptance Corp. 98-D A3 .............................    5.75         06/09/03          100,000           98,702
Union Acceptance Corp. 98-D A4 .............................    5.81         03/08/04          450,000          444,713
Western Financial Grantor Trust 95-2 .......................    7.10         07/01/00           25,780           25,818
Western Financial Grantor Trust 95-4 .......................    6.20         02/01/02          241,730          242,137
Western Financial Grantor Trust 97-A .......................    6.50         09/20/01           24,361           24,433
WFS Financial Owner Trust 97-D .............................    6.25         03/20/02          264,776          265,493
World Omni Automobile Lease Securitization Trust 96-A ......    6.55         06/25/02          250,739          251,032
-------------------------------------------------------------------------------------------------------------------------
            Total Asset Backed Securities (Cost $31,786,791) ............................................    31,693,847
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES  (23.4% of portfolio)
Aames Mortgage Trust 98-A ..................................    5.37(c)      03/15/28          772,631          773,635
Advanta Home Equity Loan Trust 92-3 ........................    6.05         09/25/08          110,200          108,777
Advanta Home Equity Loan Trust 92-4 ........................    7.20         11/25/08           68,780           69,124
Advanta Home Equity Loan Trust 93-2 ........................    6.15         10/25/09           65,485           65,343
Advanta Mortgage Loan Trust 93-3 A1 ........................    4.90         01/25/10           68,312           67,165
Advanta Mortgage Loan Trust 93-3 A3 ........................    4.75         02/25/10          179,926          178,363
Advanta Mortgage Loan Trust 93-4 ...........................    5.70         03/25/25          184,518          179,088
Advanta Mortgage Loan Trust 94-1 A1 ........................    6.30         07/25/25          360,218          357,384
Advanta Mortgage Loan Trust 94-1 A2 ........................    6.30         07/25/25          601,042          597,322
AFC Home Equity Loan Trust 92-4 ............................    6.20         10/11/07           42,689           42,600
American Financial Home Equity Loan 91-1 ...................    8.00         07/25/06           48,363           49,251
Amresco Residential Securities Mortgage Loan Trust 96-3 ....    7.55         02/25/23          110,000          112,233
Bear Stearns Secured Investors Trust 87-2 ..................    9.95         10/20/18          101,351          108,830
Chase Mortgage Finance Corp. 93-G ..........................    7.00         04/25/01           29,944           29,972
Chase Mortgage Finance Corp. 93-N ..........................    6.75         11/25/24          300,961          300,305
Chase Mortgage Finance Corp. 94-B ..........................    6.75         02/25/25          323,269          322,350
Chase Mortgage Finance Corp. 94-L ..........................    7.50         11/25/10          250,000          253,461
Chase Mortgage Finance Corp. 98-S4 .........................    6.90         08/25/28          710,346          661,290
Chemical Mortgage Acceptance Corp. 88-2 ....................    6.64(c)      05/25/18          248,332          249,269
Citibank N.A. 86-4 .........................................   10.00         11/25/16           83,504           84,082
CITICORP Mortgage Securities, Inc. 88-11 ...................    6.44(c)      08/25/18          568,199          556,210
CITICORP Mortgage Securities, Inc. 88-17 ...................    6.75(c)      11/25/18          617,452          620,619
CITICORP Mortgage Securities, Inc. 92-16 ...................    7.50         09/25/22           32,018           32,224
CITICORP Mortgage Securities, Inc. 96-1 ....................    7.50         12/25/26          503,570          504,280
CITICORP Mortgage Securities, Inc. 98-6 ....................    6.80         07/25/28          184,144          178,746
CITICORP Mortgage Trust 3 ..................................    9.00         01/25/20          100,000           99,623

SHORT-TERM BOND FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - continued
CMC Securities Corp. 92-D ..................................    6.43%(c)     12/25/23       $   13,232       $   13,386
CMC Securities Corp. 93-E ..................................    6.50         11/25/08          903,683          891,551
CMO Trust 15 ...............................................    5.00         03/20/18           48,159           45,539
CMO Trust 17 ...............................................    7.25         04/20/18           39,070           39,430
CMO Trust 27 ...............................................    7.25         04/23/17          188,628          188,389
Corestates Home Equity Trust 94-1 ..........................    6.65         05/15/09          261,015          260,779
Countrywide Asset-Backed Certificates 96-1 .................    6.53         02/25/14           63,371           63,314
Countrywide Asset-Backed Certificates 97-3 .................    6.58         10/25/15           40,473           40,327
Countrywide Funding Corp. 87-2 .............................    6.96(c)      02/25/18          199,486          199,413
Countrywide Home Loans 97-1 ................................    7.50         03/25/27        3,000,000        3,024,175
CS First Boston Mortgage Securities Corp. 96-2 .............    6.62         02/25/18          200,000          198,251
DLJ Mortgage Acceptance Corp. 91-3 .........................    6.62(c)      02/20/21          751,814          743,213
DLJ Mortgage Acceptance Corp. 95-8 .........................    7.25         11/25/25          391,401          391,073
Empire Funding Home Loan Owner Trust 97-2 ..................    7.78         09/25/23           82,008           81,774
Equicon Home Equity Loan Trust 92-7 ........................    5.90         09/18/05            3,056            3,047
Equivantage Home Equity Loan Trust 95-2 ....................    6.85         05/25/22          385,584          387,805
FDIC REMIC Trust 96-C1 .....................................    6.75         05/25/26          521,625          519,695
FHLMC 135 ..................................................    8.75         05/15/00            8,815            8,872
FHLMC 144 ..................................................    8.75         06/15/00            4,858            4,889
FHLMC 1547 .................................................    6.50         09/15/22           57,605           57,083
FHLMC 1662 .................................................    6.25         01/15/09           55,754           55,952
FHLMC 1663 .................................................    7.00         07/15/23           40,799           40,367
FHLMC 1714 .................................................    7.00         10/15/22          103,487          103,078
FHLMC 2023 .................................................    6.50         01/15/13           32,481           32,456
FHLMC 2035 .................................................    6.85         12/25/27          271,163          268,758
FHLMC 218209 ...............................................    8.50         06/01/02           42,429           43,569
FNMA REMIC 92-203 ..........................................    6.50         11/25/07           54,202           53,866
FNMA REMIC 93-140 ..........................................    7.00         07/25/12           56,952           56,613
FNMA REMIC 93-68 ...........................................    6.00         05/25/08           55,001           52,023
FNMA REMIC 94-4 ............................................    6.50         12/25/06          179,884          180,416
Federal National Mortgage Association 99-8 .................    6.50         11/25/19          694,539          663,880
First Alliance Mortgage Loan Trust 94-1 ....................    5.85         04/25/25          161,661          156,251
First Alliance Mortgage Loan Trust 94-3 ....................    7.83         10/25/25           64,706           65,858
First Greensboro Home Equity Loan Trust 98-1 ...............    6.55         12/25/29        1,176,970        1,172,051
First Plus Home Loan Trust 97-1 ............................    6.60         07/10/10          110,000          110,236
First Plus Home Loan Trust 97-2 ............................    6.82         04/10/23          220,000          220,717
First Plus Home Loan Trust 97-3 ............................    7.22         11/10/20        1,000,000        1,014,970
First Plus Home Loan Trust 98-1 ............................    6.04         10/10/13          475,000          475,124
First Plus Home Loan Trust 98-2 ............................    6.32         11/10/13          610,000          612,159
First Plus Home Loan Trust 98-4 ............................    4.99(c)      01/10/11          106,388          106,346
Fremont Home Loan Owners Trust 99-2 ........................    7.28         06/25/30        1,000,000        1,010,780
GE Capital Mortgage Services, Inc. 94-1 ....................    6.50         03/25/24          125,000          124,293
GE Capital Mortgage Services, Inc. 94-13 ...................    6.50         04/25/24          691,010          683,690
GE Capital Mortgage Services, Inc. 97-4 ....................    7.50         05/25/27          500,000          504,605
GE Capital Mortgage Services, Inc. 98-8 ....................    6.20         04/25/28        1,000,000          951,180

SHORT-TERM BOND FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - continued
GMBS Certificates 89-1 .....................................    9.50%        12/25/19       $   83,479       $   83,165
Green Tree Financial Corp. 95-7 ............................    6.70         11/15/26          145,000          145,713
Green Tree Home Equity Loan Trust 98-C .....................    6.03         07/15/29          250,000          250,463
Headlands Mortgage Securities, Inc. 97-3 ...................    7.25         07/25/27          266,846          266,795
Housing Securities Inc. 92-EA ..............................    7.50         10/25/07          451,000          455,110
Housing Securities Inc. 94-2 ...............................    6.50         07/25/09          151,351          148,852
ICI Funding Secured Assets Corp. 97-2 ......................    7.85         07/25/28          577,218          577,940
Independent National Mortgage Corp. 96-E ...................    6.93         05/25/26          305,379          306,041
Master Financial Asset Securitization Trust 97-1 ...........    6.63         11/20/10          262,648          262,107
Master Financial Asset Securitization Trust 98-2 ...........    6.34         10/20/12        1,000,000        1,000,010
Mego Mortgage Home Loan Trust 97-4 .........................    6.77         09/25/23        1,250,000        1,255,584
Merrill Lynch Mortgage Investors, Inc. 94-A ................    6.40(c)      02/15/09          116,341          114,896
Mid State Trust 3 A ........................................    7.63         04/01/22           91,373           92,700
Morgan Stanley Capital I 97-ALIC A1A .......................    6.30         10/15/00          455,063          455,140
Morgan Stanley Capital I 97-ALIC A1B .......................    6.44         11/15/02          420,000          418,807
Morgan Stanley Capital I 97-ALIC A2 ........................    5.99         03/15/05          311,819          302,898
Mortgage Obligation Structured Trust 93-1 ..................    6.85         10/25/18          313,151          313,145
New Century Home Equity Loan Trust 97-NC6 ..................    7.01         05/25/26          165,000          166,109
Nomura Asset Securities Corp. 94-4 .........................    8.30         09/25/24           23,111           23,527
PNC Mortgage Securities Corp. 97-8 .........................    7.00         12/25/27           32,749           32,812
Prudential Home Mortgage Securities 91-9 ...................    7.43(c)      08/25/21           27,875           27,820
Prudential Home Mortgage Securities 93-9 ...................    7.05         03/25/08          227,865          229,588
Prudential Home Mortgage Securities 93-29 ..................    6.75         08/25/08           21,182           21,198
Prudential Home Mortgage Securities 93-41 ..................    6.00         10/25/00           19,979           19,888
Prudential Home Mortgage Securities 93-51 ..................    6.10         12/25/23            9,214            9,181
Prudential Securities 18 ...................................    7.00         06/25/19            3,306            3,299
Residential Asset Securities Corp. 98-KS2 ..................    6.24         02/25/17          325,000          322,670
Residential Funding Mortgage Securities I 93-S25 ...........    6.50         07/25/08           22,495           22,533
Residential Funding Mortgage Securities I 97-S13 ...........    7.25         09/25/27          280,755          282,269
Resolution Trust Corp. 92-2 ................................    7.90(c)      08/25/21          156,504          155,933
Ryland Acceptance Corp. 26-C ...............................    9.00         12/01/16          159,333          166,929
Ryland Mortgage Securities Corp. 93-4 ......................    7.50         08/25/24           86,506           87,181
Salomon Brothers Mortgage Securities 96-LB2 ................    7.25         12/25/01          130,745          131,068
Salomon Brothers Mortgage Securities 97-LB2 ................    6.82         12/25/27          165,000          165,318
Saxon Asset Securities Trust 96-2 ..........................    6.48         11/25/20           38,992           38,928
Securitized Asset Sales, Inc. 93-8 .........................    7.43(c)      12/26/23          293,733          296,294
Southern Pacific Secured Assets Corp. 98-1 .................    6.27         02/25/18          450,000          449,433
Southern Pacific Secured Assets Corp. 98-H1 ................    6.41         01/25/29        1,250,000        1,250,138
Structured Mortgage Asset Residential Trust 93-5 ...........    6.58(c)      06/25/24           44,896           42,748
TMS Home Equity Trust 93-B .................................    5.40         08/15/05           11,883           11,912
TMS Home Equity Trust 93-C .................................    5.75         10/15/22           71,677           71,225
TMS Home Equity Trust 93-D .................................    5.68         02/15/09           62,361           61,022
TMS Home Equity Trust 94-D .................................    8.93         06/15/22          393,000          406,712
TMS Home Equity Trust 96-B A7 ..............................    7.55         02/15/20          360,000          367,101

SHORT-TERM BOND FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - continued
TMS Home Equity Trust 96-B A10 .............................    5.31%(c)     10/15/27       $  226,209       $  226,397
TMS Home Equity Trust 96-C .................................    7.69         05/15/24          394,000          397,215
TMS Home Equity Trust 97-A .................................    7.24         05/15/28          263,000          261,685
TMS Home Equity Trust 97-C .................................    6.59         02/15/15          541,000          542,026
UCFC Home Equity Loan 95-A1 ................................    8.55         01/10/20          550,000          563,041
UCFC Home Equity Loan 96-C1 ................................    7.15         12/15/13          773,000          782,634
UCFC Home Equity Loan 97-C .................................    6.48         05/15/12          290,203          290,261
UCFC Home Equity Loan 98-A .................................    6.49         04/15/24          484,000          481,875
UCFC Home Equity Loan 98-B .................................    6.27         11/15/24          500,000          488,680
UCFC Manufactured Housing Contract 98-2 ....................    6.16         08/15/19        1,000,000          985,030
Vanderbilt Mortgage Finance 95-B ...........................    6.68         05/07/06          190,009          189,628
Zions Home Refinance Loan Trust 93-1 .......................    5.15         09/25/03           28,846           28,289
-------------------------------------------------------------------------------------------------------------------------
            Total Mortgage Backed Securities (Cost $39,140,719) .........................................    39,071,752
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (10.1% of portfolio)
Banco Centroamericano Promissory Note ......................    5.78         05/30/01          774,277          772,725
Chattanooga Valley Corp. ...................................    0.00(a)      01/01/01          256,000          233,920
Chattanooga Valley Corp. ...................................    0.00(a)      07/01/01          204,000          180,285
Federal Farm Credit Bank ...................................    5.90         08/06/01        1,000,000          997,988
Federal Home Loan Mortgage Corp. ...........................    5.87         07/16/01        2,000,000        1,997,090
Federal Home Loan Mortgage Corp. ...........................    6.00         01/12/04        1,250,000        1,232,492
Federal National Mortgage Assn. ............................    5.95         03/13/02        1,500,000        1,485,417
Federal National Mortgage Assn. ............................    6.20         07/07/03        1,250,000        1,230,275
Federal National Mortgage Assn. ............................    6.07         05/05/04        1,750,000        1,708,856
Government Export Trust 93-1 ...............................    6.00         03/15/05          335,417          335,648
Small Business Administration 92-10 ........................    7.15         09/01/02          215,962          217,122
U.S. Treasury Note .........................................    6.00         08/15/99          500,000          500,694
U.S. Treasury Note .........................................    7.13         02/29/00          250,000          253,248
U.S. Treasury Note .........................................    6.38         05/15/00          800,000          807,514
U.S. Treasury Note .........................................    5.75         10/31/00        2,250,000        2,260,369
U.S. Treasury Note .........................................    6.38         03/31/01          500,000          507,146
U.S. Treasury Note .........................................    5.88         11/30/01        1,750,000        1,758,674
U.S. Treasury Note .........................................    6.00         07/31/02          500,000          505,000
-------------------------------------------------------------------------------------------------------------------------
            Total U.S. Government and Agency Obligations (Cost $17,015,253) .............................    16,984,463
-------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS  (0.1% of portfolio)
Rhode Island Housing & Mortgage Finance Corp. ..............    6.62         04/01/02           85,000           85,744
-------------------------------------------------------------------------------------------------------------------------
            Total Municipal Bonds (Cost $84,557) ........................................................        85,744
-------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BOND FUND

JUNE 30, 1999
(UNAUDITED)

                                                              Interest       Maturity          Face
                                                                Rate           Date           Amount            Value
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER  (2.1% of portfolio)
Exxon Asset Management .....................................    5.75%        07/01/99       $3,593,000       $3,593,000
-------------------------------------------------------------------------------------------------------------------------
            Total Commercial Paper (Cost $3,593,000) ....................................................     3,593,000
-------------------------------------------------------------------------------------------------------------------------
CORPORATE MASTER NOTE  (0.1% of portfolio)
Associates Corp. of North America ..........................    4.60(c)                        100,000          100,000
-------------------------------------------------------------------------------------------------------------------------
            Total Corporate Master Note (Cost $100,000) .................................................       100,000
-------------------------------------------------------------------------------------------------------------------------

MONEY MARKET ACCOUNT
State Street Bank & Trust SSgA Fund ........................    4.63(d)                                             592
-------------------------------------------------------------------------------------------------------------------------
            Total Money Market Account (Cost $592) ......................................................           592
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES (Cost $167,765,915) - 100% ..............................................  $167,106,396
=========================================================================================================================

(a) Zero coupon security, purchased at a discount.
(b) 144A security.
(c) Variable coupon rate as of June 30, 1999.
(d) One day yield at June 30, 1999.


The accompanying notes are an integral part of these financial statements.

VALUE FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)

                                                                    Shares                   Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS  (94.5% of portfolio)
BASIC INDUSTRIES - 15.0%
Aluminum
        Alcan Aluminum Ltd. ................................       231,200                   $  7,383,950
Chemicals
        Avery Dennison Corp. ...............................       187,600                     11,326,350
        Nalco Chemical Co. .................................       316,600                     16,423,625
Conglomerates
        Tenneco, Inc. ......................................        87,500                      2,089,063
Forest Products
        Pope & Talbot, Inc. ................................       140,500                      1,694,781
        Weyerhaeuser Co. ...................................        96,500                      6,634,375
Packaging/Containers
        Bemis Co., Inc. ....................................       374,800                     14,898,300
Paper
        Champion International Corp. .......................       114,000                      5,457,750
        International Paper Co. ............................       142,000                      7,171,000
-----------------------------------------------------------------------------------------------------------
            Total Basic Industries........................................................     73,079,194
-----------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 5.5%
Construction Supplies & Fixtures
        Hughes Supply, Inc. ................................       356,800                     10,592,500
Industrial Machinery
        Applied Industrial Technologies, Inc. ..............       541,700                     10,292,300
        Parker-Hannifin Corp. ..............................       132,975                      6,083,606
-----------------------------------------------------------------------------------------------------------
            Total Capital Goods...........................................................     26,968,406
-----------------------------------------------------------------------------------------------------------
CONSUMER DURABLE GOODS - 6.4%
Household Appliances & Furnishings
        Juno Lighting, Inc. (W/I)...........................        21,436                        407,282
        Maytag Corp. .......................................       241,400                     16,822,562
Housewares
        Oneida Ltd. ........................................       491,700                     13,829,062
-----------------------------------------------------------------------------------------------------------
            Total Consumer Durable Goods..................................................     31,058,906
-----------------------------------------------------------------------------------------------------------
CONSUMER NON-DURABLE GOODS - 23.3%
Auto Parts
        Cooper Tire & Rubber Co. ...........................       507,000                     11,977,875
        Genuine Parts Co. ..................................       278,500                      9,747,500
Drugs & Health Care
        American Home Products Corp. .......................       120,000                      6,900,000
        Pharmacia & Upjohn, Inc. ...........................       145,000                      8,237,812
        SmithKline Beecham Plc. ............................        86,000                      5,681,375

VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)


                                                                    Shares                   Value
-----------------------------------------------------------------------------------------------------------
CONSUMER NON-DURABLE GOODS - continued
Food Processing
        J.M. Smucker Co. (Class B) .........................       472,700                   $  8,981,300
Photography
        Eastman Kodak Co. ..................................       104,500                      7,079,875
Retail
        Dillards, Inc. .....................................       438,000                     15,384,750
        K Mart Corp. (a) ...................................       355,700                      5,846,819
        Longs Drug Stores Corp. ............................       276,700                      9,563,444
        May Department Stores Co. ..........................       216,250                      8,839,219
        Rite Aid Corp. .....................................       113,900                      2,804,787
        Ruddick Corp. ......................................       609,200                     12,184,000
-----------------------------------------------------------------------------------------------------------
            Total Consumer Non-Durable Goods..............................................    113,228,756
-----------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 4.5%
Restaurants
        Brinker International, Inc. (a) ....................       317,800                      8,640,188
        Wendy's International, Inc. ........................       470,200                     13,312,537
-----------------------------------------------------------------------------------------------------------
            Total Consumer Services ......................................................     21,952,725
-----------------------------------------------------------------------------------------------------------
ENERGY - 7.1%
Domestic Oil
        Atlantic Richfield Co. .............................        61,800                      5,164,163
International Oil
        Chevron Corp. ......................................        55,000                      5,235,313
        Texaco, Inc. .......................................        83,400                      5,212,500
Oil Well Services & Equipment
        Baker Hughes, Inc. .................................       140,000                      4,690,000
        Halliburton Co. ....................................       314,000                     14,208,500
-----------------------------------------------------------------------------------------------------------
            Total Energy..................................................................     34,510,476
-----------------------------------------------------------------------------------------------------------
FINANCE - 16.3%
Banks
        Banc One Corp. .....................................       204,180                     12,161,471
        BankAmerica Corp. ..................................        95,054                      6,968,646
        BB&T Corp. .........................................       124,800                      4,578,600
        Chase Manhattan Corp. ..............................       128,400                     11,122,650
        Citigroup, Inc. ....................................       226,875                     10,776,563
        Commerce Bancshares, Inc. ..........................       271,999                     10,947,960
Insurance
        Allstate Corp. .....................................       312,000                     11,193,000
        Chubb Corp. ........................................       111,000                      7,714,500
        Ohio Casualty Corp. ................................       115,200                      4,161,600
-----------------------------------------------------------------------------------------------------------
            Total Finance.................................................................     79,624,990
-----------------------------------------------------------------------------------------------------------

VALUE FUND

JUNE 30, 1999
(UNAUDITED)

                                                                    Shares/
                                                                  Face Amount                   Value
-----------------------------------------------------------------------------------------------------------
GENERAL BUSINESS - 4.4%
Business Services
        Deluxe Corp. ......................................        196,100 shs.              $  7,635,644
        Donnelley, R.R. & Sons Co. ........................        371,800                     13,779,838
-----------------------------------------------------------------------------------------------------------
            Total General Business .......................................................     21,415,482
-----------------------------------------------------------------------------------------------------------
TECHNOLOGY - 2.1%
        Xerox Corp. .......................................        171,000                     10,099,687
-----------------------------------------------------------------------------------------------------------
            Total Technology .............................................................     10,099,687
-----------------------------------------------------------------------------------------------------------
TRANSPORTATION - 3.4%
Air Travel
        Southwest Airlines Co. ............................        538,400                     16,757,700
-----------------------------------------------------------------------------------------------------------
            Total Transportation .........................................................     16,757,700
-----------------------------------------------------------------------------------------------------------
UTILITIES - 6.5%
Gas & Pipeline
        Questar Corp. .....................................        516,600                      9,879,975
        Sonat, Inc. .......................................        303,000                     10,036,875
Telephone
        BellSouth Corp. ...................................        252,000                     11,812,500
-----------------------------------------------------------------------------------------------------------
            Total Utilities ..............................................................     31,729,350
-----------------------------------------------------------------------------------------------------------
            Total Common Stock (Cost $296,375,299) .......................................    460,425,672
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS  (0.3% of portfolio)
K Mart Corp., 7.75% Convertible Preferred .................         25,200                      1,474,200
-----------------------------------------------------------------------------------------------------------
            Total Preferred Stocks (Cost $1,281,750) .....................................      1,474,200
-----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER  (4.5% of portfolio)
Exxon Asset Management,  5.75%, due 07/01/99 ..............   $ 22,050,000                     22,050,000
-----------------------------------------------------------------------------------------------------------
            Total Commercial Paper (Cost $22,050,000) ....................................     22,050,000
-----------------------------------------------------------------------------------------------------------
CORPORATE MASTER NOTE  (0.7% of portfolio)
Associates Corp. of North America, 4.60% (b) ..............      3,500,000                      3,500,000
-----------------------------------------------------------------------------------------------------------
            Total Corporate Master Note (Cost $3,500,000) ................................      3,500,000
-----------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT
State Street Bank and Trust SSgA Fund, 4.63% (c) ..........          3,204                          3,204
-----------------------------------------------------------------------------------------------------------
            Total Money Market Account (Cost $3,204) .....................................          3,204
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES (Cost $323,210,253) ......................................   $487,453,076
===========================================================================================================

(a) Non-income producing.
(b) Variable coupon rate at June 30, 1999.
(c) One day yield at June 30, 1999.

The accompanying notes are an integral part of these financial statements.

SMALL COMPANY STOCK FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)

                                                                    Shares                       Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS  (94.3% of portfolio)
BASIC INDUSTRIES - 3.0%
Chemicals
        Nalco Chemical Co. ................................          4,000                   $    207,500
Forest Products
        Pope & Talbot, Inc. ...............................          8,500                        102,531
-----------------------------------------------------------------------------------------------------------
            Total Basic Industries .......................................................        310,031
-----------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 33.5%
Construction Supplies & Fixtures
        Chicago Bridge & Iron Co. .........................         24,200                        337,287
        Hughes Supply, Inc. ...............................         11,200                        332,500
Industrial Machinery
        Applied Industrial Technologies, Inc. .............         22,200                        421,800
        Flowserve Corp. ...................................         17,500                        331,406
        Manitowoc Co., Inc. ...............................         12,000                        499,500
        Regal-Beloit Corp. ................................         18,000                        425,250
Manufacturing-Diverse
        CLARCOR, Inc. .....................................         23,000                        441,313
        Lydall, Inc. (a) ..................................         32,700                        376,050
        Standex International Corp. .......................         12,800                        350,400
-----------------------------------------------------------------------------------------------------------
            Total Capital Goods ..........................................................      3,515,506
-----------------------------------------------------------------------------------------------------------
CONSUMER DURABLE GOODS - 4.7%
Household Appliances & Furnishings
        Juno Lighting, Inc. (W/I) .........................            887                         16,844
Housewares
        Oneida Ltd. .......................................         16,900                        475,313
-----------------------------------------------------------------------------------------------------------
            Total Consumer Durable Goods .................................................        492,157
-----------------------------------------------------------------------------------------------------------
CONSUMER NON-DURABLE GOODS - 22.8%
Auto Parts
        Cooper Tire & Rubber Co. ..........................         12,800                        302,400
Cosmetics & Toiletries
        Alberto Culver Co. (Class A) ......................         11,000                        250,938
Food Processing
        J.M. Smucker Co. (Class B) ........................         19,600                        372,400
Retail
        Charming Shoppes, Inc. (a) ........................         64,000                        390,000
        Claire's Stores, Inc. .............................         12,500                        320,312
        Longs Drug Stores, Corp. ..........................          7,900                        273,044
        Ruddick Corp. .....................................         23,900                        478,000
-----------------------------------------------------------------------------------------------------------
            Total Consumer Non-Durable Goods .............................................      2,387,094
-----------------------------------------------------------------------------------------------------------

SMALL COMPANY STOCK FUND

JUNE 30, 1999
(UNAUDITED)

                                                                    Shares                       Value
-----------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 3.9%
Restaurants
        CBRL Group, Inc. ..................................         23,500                   $    406,844
-----------------------------------------------------------------------------------------------------------
            Total Consumer Services ......................................................        406,844
-----------------------------------------------------------------------------------------------------------
ENERGY -  3.8%
Oil Well Services & Equipment
        Helmerich & Payne, Inc. ...........................         16,700                        397,669
-----------------------------------------------------------------------------------------------------------
            Total Energy .................................................................        397,669
-----------------------------------------------------------------------------------------------------------
FINANCE - 9.1%
Banks
        CNB Bancshares, Inc. ..............................          6,100                        347,700
        UMB Financial Corp. ...............................          7,800                        334,425
Insurance
        Ohio Casualty Corp. ...............................          7,600                        274,550
-----------------------------------------------------------------------------------------------------------
            Total Finance ................................................................        956,675
-----------------------------------------------------------------------------------------------------------
GENERAL BUSINESS - 5.9%
Commercial Printing
        Banta Corp. .......................................         16,700                        350,700
Linen Supply
        Superior Uniform Group, Inc. ......................         22,000                        275,000
-----------------------------------------------------------------------------------------------------------
            Total General Business .......................................................        625,700
-----------------------------------------------------------------------------------------------------------
TRANSPORTATION - 4.4%
Trucking
        American Freightways Inc. .........................         23,500                        459,719
-----------------------------------------------------------------------------------------------------------
            Total Technology .............................................................        459,719
-----------------------------------------------------------------------------------------------------------
UTILITIES - 3.2%
Gas & Pipeline
        Questar Corp. .....................................         17,700                        338,512
-----------------------------------------------------------------------------------------------------------
            Total Utilities ..............................................................        338,512
-----------------------------------------------------------------------------------------------------------
            Total Common Stock (Cost $9,217,235) .........................................      9,889,907
-----------------------------------------------------------------------------------------------------------

SMALL COMPANY STOCK FUND

JUNE 30, 1999
(UNAUDITED)

                                                                    Shares                       Value
-----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER  (3.8% of portfolio)
Exxon Corp., 5.75%, due 07/01/99 ..........................      $ 401,000                   $    401,000
-----------------------------------------------------------------------------------------------------------
            Total Commercial Paper (Cost $401,000) .......................................        401,000
-----------------------------------------------------------------------------------------------------------
CORPORATE MASTER NOTE  (1.9% of portfolio)
Associates Corp. of North America, 4.60% (b) ..............        200,000                        200,000
-----------------------------------------------------------------------------------------------------------
            Total Corporate Master Note (Cost $200,000) ..................................        200,000
-----------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT
State Street Bank & Trust SSgA Fund, 4.63% (c) ...........................................             61
-----------------------------------------------------------------------------------------------------------
            Total Money Market Account (Cost $61) ........................................             61
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES (Cost $9,818,296) - 100% .................................    $10,490,968
===========================================================================================================

(a) Non-income producing.
(b) Variable coupon rate at June 30, 1999.
(c) One day yield at June 30, 1999.



The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS & LIABILITIES

JUNE 30, 1999
(UNAUDITED)

                                                                   SHORT-TERM                                      SMALL
                                                   DAILY INCOME    GOVERNMENT     SHORT-TERM        VALUE         COMPANY
                                                       FUND      SECURITIES FUND   BOND FUND        FUND         STOCK FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value
        (cost: $63,398,917; $32,130,824;
        $167,765,915; $323,210,253;
        $9,818,296)..............................   $63,398,917    $31,944,681    $167,106,396    $487,453,076    $10,490,968
Receivables
        Investment securities sold...............          -              -               -         11,881,987        406,770
        Dividends and interest...................       373,927        263,051       1,819,660         462,074          8,050
        Capital shares sold......................       260,556            285         215,559         192,883        101,781
Prepaid expenses.................................        20,384         21,790          26,098          46,682         17,583
------------------------------------------------------------------------------------------------------------------------------
Total assets.....................................    64,053,784     32,229,807     169,167,713     500,036,702     11,025,152
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables
        Investment securities purchased..........      234,255            -               -               -              -
Accrued expenses.................................       68,173          39,747         118,618         211,035         39,710
        Due to Manager...........................       26,518          10,675          80,482         238,676          3,338
Capital shares redeemed..........................      150,004          18,145         168,655         609,260           -
Dividends........................................        8,461           7,145          44,169          69,845           -
------------------------------------------------------------------------------------------------------------------------------
Total liabilities................................      487,411          75,712         411,924       1,128,816         43,048
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS.......................................  $63,566,373     $32,154,095    $168,755,789    $498,907,886    $10,982,104
==============================================================================================================================

NET ASSETS CONSIST OF:
Unrealized appreciation (depreciation)
        of investments...........................         -        $  (186,143)  $    (659,519)   $164,242,823    $   672,672
Undistributed net income.........................         -               -               -               -            28,070
Undistributed net realized gain..................         -              2,502          32,479      25,315,716        185,342
Paid-in-capital applicable to outstanding
        shares of 63,566,373 of Daily Income Fund,
        6,391,483 of Short-Term Government
        Securities Fund, 32,818,454 of Short-Term
        Bond Fund, 16,436,469 of Value Fund, and
        1,072,616 of Small Company Stock Fund....   63,566,373      32,337,736     169,382,829     309,349,347     10,096,020
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS.......................................  $63,566,373     $32,154,095    $168,755,789    $498,907,886    $10,982,104
==============================================================================================================================
NET ASSET VALUE PER SHARE........................       $ 1.00          $ 5.03          $ 5.14         $ 30.35        $ 10.24
==============================================================================================================================

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                                   SHORT-TERM                                      SMALL
                                                   DAILY INCOME    GOVERNMENT     SHORT-TERM        VALUE         COMPANY
                                                       FUND      SECURITIES FUND   BOND FUND        FUND         STOCK FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
        Interest.................................   $ 1,595,730    $   755,048    $  4,876,071    $    624,346    $    14,045
        Dividends................................          -              -               -          4,247,235         78,213
------------------------------------------------------------------------------------------------------------------------------
            Total income.........................     1,595,730        755,048       4,876,071       4,871,581         92,258
------------------------------------------------------------------------------------------------------------------------------
Expenses
        Management fees..........................       157,219         63,886         475,523       1,260,439         35,732
        Custodian and accounting fees............        56,921         29,933          79,562         103,854         30,750
        Shareholder servicing....................        25,696         16,790          39,014         153,165         18,029
        Registration expense.....................        11,904         10,147          19,824          26,071          6,517
        Communication............................         5,822          2,571           9,411          51,696          3,224
        Legal and audit fees.....................         3,269          1,566           8,657          25,957            384
        Printing.................................         2,848          1,273           6,549          19,739            729
        Insurance................................         1,769            789           4,624          14,154            213
        Directors fees...........................         1,329            555           3,178           9,718            148
        Other expenses...........................         2,386          1,401           4,059          10,934          1,119
------------------------------------------------------------------------------------------------------------------------------
Total expenses...................................       269,163        128,911         650,401       1,675,727         96,845
Less fees waived and expenses
        reimbursed by Manager....................       (17,613)       (22,664)        (56,677)           -           (32,656)
------------------------------------------------------------------------------------------------------------------------------
Net expenses.....................................       251,550        106,247         593,724       1,675,727         64,189
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME............................     1,344,180        648,801       4,282,347       3,195,854         28,069
------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
        ON INVESTMENTS
Net realized gain on investments.................          -             2,502          32,479      25,315,716        187,052
Net change in unrealized appreciation
        (depreciation)...........................          -          (345,705)     (2,072,075)     38,452,290      1,214,788
------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS...................          -          (343,203)     (2,039,596)     63,768,006      1,401,840
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
        FROM OPERATIONS..........................   $ 1,344,180    $   305,598    $  2,242,751    $ 66,963,860   $  1,429,909
==============================================================================================================================


The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SHORT-TERM
                                                              DAILY INCOME FUND          GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------
                                                          Six Months                     Six Months
                                                             Ended        Year Ended        Ended        Year Ended
                                                         June 30, 1999   December 31,   June 30, 1999   December 31,
                                                          (Unaudited)        1998        (Unaudited)        1998
--------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income..................................   $ 1,344,180    $ 2,657,794     $   648,801     $ 1,000,283
Net realized gain (loss) on investments................          -              -              2,502           7,472
Net change in unrealized appreciation
        (depreciation).................................          -              -           (345,705)         86,126
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
from operations........................................     1,344,180      2,657,794         305,598       1,093,881
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..................................    (1,344,180)    (2,657,794)       (648,801)     (1,000,283)
Net realized gain on investments.......................          -              -               -             (7,472)
---------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders....................    (1,344,180)    (2,657,794)       (648,801)     (1,007,755)
---------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS, NET........................     4,989,225      5,543,754       8,567,173       7,657,272
---------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS...........................     4,989,225      5,543,754       8,223,970       7,743,398

NET ASSETS
Beginning of Year......................................    58,577,148     53,033,394      23,930,125      16,186,727
---------------------------------------------------------------------------------------------------------------------

END OF PERIOD..........................................   $63,566,373    $58,577,148     $32,154,095     $23,930,125
=====================================================================================================================


The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                               SMALL COMPANY
                                             SHORT-TERM BOND FUND               VALUE FUND                       STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
                                        Six Months                      Six Months                      Six Months
                                           Ended        Year Ended         Ended        Year Ended         Ended       Period Ended
                                       June 30, 1999   December 31,    June 30, 1999   December 31,    June 30, 1999   December 31,
                                        (Unaudited)        1998         (Unaudited)        1998         (Unaudited)        1998*
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income................. $  4,282,347    $  7,117,514    $  3,195,854    $  6,538,859    $     28,069    $     39,002
Net realized gain (loss) on investments      32,479         141,690      25,315,716      11,857,449         187,052          (1,709)
Net change in unrealized appreciation.
        (depreciation)................   (2,072,075)        603,728      38,452,290      12,942,414       1,214,788        (542,116)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
from operations.......................    2,242,751       7,862,932      66,963,860      31,338,722       1,429,909        (504,823)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.................   (4,282,347)     (7,117,514)     (3,195,854)     (6,538,859)           -            (39,002)
Net realized gain on investments......         -           (141,690)           -        (11,857,449)           -               -
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders...   (4,282,347)     (7,259,204)     (3,195,854)    (18,396,308)           -            (39,002)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS, NET.......   24,445,015      36,848,869     (13,862,066)     57,438,372       1,990,166       8,105,854
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS..........   22,405,419      37,452,597      49,905,940      70,380,786       3,420,075       7,562,029

NET ASSETS
Beginning of Year.....................  146,350,370     108,897,773     449,001,946     378,621,160       7,562,029            -
------------------------------------------------------------------------------------------------------------------------------------

END OF PERIOD......................... $168,755,789    $146,350,370    $498,907,886    $449,001,946    $ 10,982,104    $  7,562,029
====================================================================================================================================

* For the period beginning March 4, 1998 (inception date) to December 31, 1998.

The accompanying notes are an integral part of these financial statements.

DAILY INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Six Months                      Year Ended December 31,
                                              Ended June 30, 1999  ---------------------------------------------------------
                                                  (Unaudited)         1998        1997        1996       1995       1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.............    $   1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations
        Net investment income (a)..............        0.02            0.05        0.05        0.05        0.05        0.04
----------------------------------------------------------------------------------------------------------------------------
        Total from investment operations.......        0.02            0.05        0.05        0.05        0.05        0.04
----------------------------------------------------------------------------------------------------------------------------
Distributions
        Net investment income..................       (0.02)          (0.05)      (0.05)      (0.05)      (0.05)      (0.04)
----------------------------------------------------------------------------------------------------------------------------
        Total distributions....................       (0.02)          (0.05)      (0.05)      (0.05)      (0.05)      (0.04)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.................  $     1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
============================================================================================================================
TOTAL RETURN...................................        2.14%(b)        4.91%       4.92%       4.81%       5.38%       3.63%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)..........  $   63,566        $ 58,577    $ 53,033    $ 57,871    $ 52,699    $ 36,668
Ratio of gross expenses before voluntary expense
        limitation to average net assets.......        0.85%(c)        0.87%       0.83%       0.81%       0.87%       0.99%
Ratio of net investment income to
        average net assets (a).................        4.24%(c)        4.80%       4.80%       4.71%       5.25%       3.66%
Ratio of expenses to average net assets (a)....        0.80%(c)        0.80%       0.80%       0.76%       0.75%       0.75%

-----------------------------------------------

(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Aggregate total return for the period.
(c) Annualized.


The accompanying notes are an integral part of these financial statements.

SHORT-TERM GOVERNMENT SECURITIES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                           May 1, 1995
                                                        Six Months           Year Ended December 31,     (Inception Date)
                                                    Ended June 30, 1999  ------------------------------   to December 31,
                                                       (Unaudited)         1998       1997       1996          1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR................        $5.09            $5.07      $5.05      $5.09         $5.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations
        Net investment income (a).................         0.11             0.25       0.26       0.26          0.18
        Net realized and unrealized gain (loss)
                on investments....................        (0.06)            0.02       0.02      (0.04)         0.09
-------------------------------------------------------------------------------------------------------------------------
        Total from investment operations..........         0.05             0.27       0.28       0.22          0.27
-------------------------------------------------------------------------------------------------------------------------
Distributions
        Net investment income.....................        (0.11)           (0.25)     (0.26)     (0.26)        (0.18)
-------------------------------------------------------------------------------------------------------------------------
        Total distributions.......................        (0.11)           (0.25)     (0.26)     (0.26)        (0.18)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....................        $5.03            $5.09      $5.07      $5.05         $5.09
=========================================================================================================================
TOTAL RETURN......................................         1.06%(b)         5.51%      5.73%      4.46%         5.44%(b)
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands).............      $32,154          $23,930    $16,187     $7,692        $2,658
Ratio of gross expenses before voluntary expense
        limitation to average net assets..........         0.90%(c)         1.03%      1.27%      2.30%         6.21%(c)
Ratio of net investment income to
        average net assets (a)....................         4.53%(c)         5.00%      5.19%      5.16%         5.18%(c)
Ratio of expenses to average net assets (a).......         0.75%(c)         0.75%      0.75%      0.75%         0.75%(c)
Portfolio turnover rate...........................            9%(c)           57%        12%        21%           11%(c)

--------------------------------------------------

(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Aggregate total return for the period.
(c) Annualized.


The accompanying notes are an integral part of these financial statements.

SHORT-TERM BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Six Months                      Year Ended December 31,
                                              Ended June 30, 1999  ---------------------------------------------------------
                                                  (Unaudited)         1998        1997        1996       1995       1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR............       $5.21           $5.18        $5.15       $5.19      $4.95      $5.19
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations
        Net investment income (a).............        0.14            0.29         0.30        0.29       0.28       0.24
        Net realized and unrealized gain (loss)
                on investments................       (0.07)           0.03         0.03       (0.04)      0.24      (0.24)
----------------------------------------------------------------------------------------------------------------------------
        Total from investment operations......        0.07            0.32         0.33        0.25       0.52       0.00
----------------------------------------------------------------------------------------------------------------------------
Distributions
        Net investment income.................       (0.14)          (0.29)       (0.30)      (0.29)     (0.28)     (0.24)
----------------------------------------------------------------------------------------------------------------------------
           Total distributions................       (0.14)          (0.29)       (0.30)      (0.29)     (0.28)     (0.24)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD................       $5.14           $5.21        $5.18       $5.15      $5.19      $4.95
=============================================================================================================================
TOTAL RETURN..................................        1.33%(b)        6.40%        6.62%       5.16%     10.81%      0.09%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands).........    $168,756        $146,350     $108,898     $81,470    $62,125    $52,257
Ratio of gross expenses before voluntary expense
        limitation to average net assets......        0.81%(c)        0.84%        0.87%       0.76%      0.86%      0.98%
Ratio of net investment income to
        average net assets (a)................        5.36%(c)        5.53%        5.75%       5.72%      5.49%      4.84%
Ratio of expenses to average net assets (a)...        0.75%(c)        0.75%        0.75%       0.75%      0.75%      0.75%
Portfolio turnover rate.......................          41%(c)          62%          55%         49%        35%        13%


----------------------------------------------

(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Aggregate total return for the period.
(c) Annualized.


The accompanying notes are an integral part of these financial statements.

VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Six Months                      Year Ended December 31,
                                              Ended June 30, 1999  ---------------------------------------------------------
                                                  (Unaudited)         1998        1997        1996       1995       1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR............      $26.50          $25.50       $20.99      $18.44     $14.50     $14.54
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations
        Net investment income (a).............        0.20            0.40         0.37        0.39       0.41       0.29
        Net realized and unrealized gain
                on investments................        3.85            1.72         5.22        2.91       4.47       0.07
----------------------------------------------------------------------------------------------------------------------------
        Total from investment operations......        4.05            2.12         5.59        3.30       4.88       0.36
----------------------------------------------------------------------------------------------------------------------------
Distributions
        Net investment income.................       (0.20)          (0.40)       (0.37)      (0.39)     (0.41)     (0.29)
        Net realized gain.....................         -             (0.72)       (0.71)      (0.36)     (0.53)     (0.11)
----------------------------------------------------------------------------------------------------------------------------
        Total distributions...................       (0.20)          (1.12)       (1.08)      (0.75)     (0.94)     (0.40)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD................      $30.35          $26.50       $25.50      $20.99     $18.44     $14.50
============================================================================================================================
TOTAL RETURN..................................       15.27%(b)        8.31%       26.70%      17.94%     33.78%      2.50%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands).........    $498,908        $449,002     $378,621    $238,550   $147,506    $91,612
Ratio of gross expenses before voluntary expense
        limitation to average net assets......         n/a             n/a          n/a         n/a        n/a       1.15%
Ratio of net investment income to
        average net assets (a)................        1.38%(c)        1.52%        1.59%       2.08%      2.50%      2.19%
Ratio of expenses to average net assets (a)...        0.73%(c)        0.72%        0.79%       0.73%      0.84%      1.15%
Portfolio turnover rate.......................          17%(c)          10%           6%          5%        10%         4%

----------------------------------------------


(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Aggregate total return for the period.
(c) Annualized.

The accompanying notes are an integral part of these financial statements

SMALL COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      March 4, 1998
                                                  Six Months Ended   (Inception Date)
                                                    June 30, 1999     to December 31,
                                                     (Unaudited)           1998
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............      $8.85             $10.00
-------------------------------------------------------------------------------------
Income from investment operations
        Net investment income (a).................       0.03               0.05
        Net realized and unrealized gain (loss)
                on investments....................       1.36              (1.15)
-------------------------------------------------------------------------------------
        Total from investment operations..........       1.39              (1.10)
-------------------------------------------------------------------------------------
Distributions
        Net investment income.....................        -                (0.05)
-------------------------------------------------------------------------------------
        Total distributions.......................       0.00              (0.05)
-------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....................     $10.24              $8.85
=====================================================================================
TOTAL RETURN......................................      15.71%(b)         (11.02%)(b)
=====================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands).............    $10,982             $7,562
Ratio of gross expenses before voluntary expense
        limitation to average net assets..........       2.24%(c)           3.11%(c)
Ratio of net investment income to
        average net assets (a)....................       0.65%(c)           1.04%(c)
Ratio of expenses to average net assets (a).......       1.50%(c)           1.50%(c)
        Portfolio turnover rate...................         18%(c)             20%(c)

--------------------------------------------------

(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Aggregate total return for the period.
(c) Annualized.



The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

                                1. ORGANIZATION

Homestead Funds, Inc. (Homestead Funds) is a Maryland corporation registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end diversified management investment company. Homestead Funds (the Fund) currently consists of five funds: Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Value Fund, and Small Company Stock Fund.

Each Fund is a separate investment portfolio with distinct investment objectives, investment programs, policies and restrictions. The investment objectives of the Fund as well as the nature and risks of the investment activities of each Fund are set forth more fully in the Homestead Funds' Prospectus and Statement of Additional Information.


                 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: The Daily Income Fund values all money market instruments on an amortized cost basis, which approximates market value. Under the amortized cost method, discounts and premiums on securities purchased are amortized over the life of the respective securities.

The Short-Term Government Securities Fund, the Short-Term Bond Fund, the Value Fund and the Small Company Stock Fund value investments in common stocks, preferred stocks, and convertible preferred stocks traded on national securities exchanges and certain over-the-counter securities at the last quoted sale price at the close of the New York Stock Exchange. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued at market prices furnished by an independent pricing service. Over-the-counter issues not quoted on the NASDAQ system, other equity securities and debt instruments for which a sale price is not available are valued at the mean of the closing bid and asked prices, or the last available sale price may be used for exchange-traded debt securities. Securities with a maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends to shareholders are recorded on the ex-dividend date. Income dividends for the Daily Income Fund, the Short-Term Government Securities Fund and the Short-Term Bond Fund are declared daily and paid monthly. Income dividends for the Value Fund are declared and paid semi-annually. Income dividends for the Small Company Stock Fund are declared and paid annually. Capital gains dividends, if any, are declared and paid at the end of each fiscal year.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER: The financial statements reflect all adjustments, which are of a normal recurring nature, and which, in the opinion of management, are necessary to a fair statement of results for the six months ended June 30, 1999. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are reported on the identified cost basis.


                            3. FEDERAL INCOME TAXES

The Homestead Funds comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and distribute all of their taxable income to their shareholders. Therefore, no provision for federal income or excise tax is required.

At June 30, 1999, the aggregate costs of investments for the Daily Income Fund, the Short-Term Government Securities Fund, the Short-Term Bond Fund, the Value Fund and the Small Company Stock Fund for federal income tax is the same as for financial reporting purposes.

At June 30, 1999, the Small Company Stock Fund has a capital loss carryforward of $1,709, which expires on December 31, 2006.

At June 30, 1999, net unrealized appreciation (depreciation) consisted of the following:


                          Short-Term                                    Small
                          Government                                   Company
                          Securities   Short-Term                       Stock
                             Fund      Bond Fund      Value Fund        Fund
                          ----------   ----------   --------------   -----------
Gross unrealized
   appreciation           $  22,133    $ 446,963    $ 165,263,854    $1,162,285
Gross unrealized
   depreciation             208,276    1,106,482        1,021,031       489,613
                          ----------   ----------   --------------   -----------
Net unrealized
   appreciation
   (depreciation)         ($186,143)   ($659,519)   $ 164,242,823    $  672,672
                          ==========   ==========   ==============   ===========

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

                           4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term and U.S. Government securities, for the six months ended June 30, 1999, were as follows:


                Short-Term                                        Small
                Government                                       Company
                Securities      Short-Term                        Stock
                   Fund          Bond Fund      Value Fund         Fund
                ----------      -----------     -----------     ----------
Purchases       $5,539,687      $63,024,883     $37,099,945     $2,895,243
Proceeds from
   sales        $   65,017      $27,541,798     $60,382,289     $1,088,276

Purchases and proceeds from sales of long-term U.S. Government securities, for the six months ended June 30, 1999, were as follows:


                                Short-Term
                                Government
                                Securities      Short-Term
                                   Fund          Bond Fund
                                ----------      ----------
Purchases                       $9,205,484      $3,250,000
Proceeds from
   sales                        $1,116,966      $3,314,746



                             5. INVESTMENT MANAGER

The investment management agreements between Homestead Funds, with respect to each Fund, and RE Advisers Corporation (Manager), an indirect, wholly-owned subsidiary of National Rural Electric Cooperative Association (NRECA), provide for an annual investment management fee, computed daily and paid monthly, based on each Fund's average daily net assets. The annualized management fee rates are: with respect to the Daily Income Fund, .50% of average daily net assets; with respect to the Short-Term Government Securities Fund, .45% of average daily net assets; with respect to the Short- Term Bond Fund, .60% of average daily net assets; with respect to the Value Fund, .65% of average daily net assets up to $200 million, .50% of average daily net assets up to the next $200 million, .40% of average daily net assets in excess of $400 million; with respect to the Small Company Stock Fund, .85% of average daily net assets up to $200 million and .75% of average daily net assets in excess of $200 million.

The Manager has agreed, as part of the Expense Limitation Agreements entered into with Homestead Funds, with respect to each Fund, to waive its management fee and/or reimburse for all Fund operating expenses, excluding certain non-recurring expenses, which in any year exceed .80% of the average daily net assets of the Daily Income Fund, .75% of the average daily net assets of the Short-Term Government Securities Fund and the Short-Term Bond Fund, 1.25% of the average daily net assets of the Value Fund and 1.50% of the average daily net assets of the Small Company Stock Fund.

Pursuant to the Expense Limitation Agreements, $17,613 of management fees for the Daily Income Fund were waived, $22,664 of management fees were waived for the Short-Term Government Securities Fund, $56,677 of management fees for the Short-Term Bond Fund were waived, and $32,656 of management fees for the Small Company Stock Fund were waived by the Manager for the six months ended June 30, 1999.

At June 30, 1999 certain officers and directors of the Homestead Funds, and NRECA and its affiliates owned 5% of the Daily Income Fund shares outstanding, 5% of the Small Company Stock Fund shares outstanding, and less than 1% of the Short-Term Government Securities Fund, the Short-Term Bond Fund and the Value Fund shares outstanding.

NOTES TO FINANCIAL STATEMENT

(Unaudited)

                         6. CAPITAL SHARE TRANSACTIONS

As of June 30, 1999, 300 million shares of $.01 par value capital shares are authorized for the Daily Income Fund, 100 million shares for the Short-Term Government Securities Fund and 200 million shares for the Short-Term Bond Fund, the Value Fund and the Small Company Stock Fund. Transactions in capital shares were as follows:

                                                                        Shares            Total          Total           Net
                                                       Shares       In Reinvestment      Shares          Shares        Increase
                                                        Sold         of Dividends        Issued         Redeemed      (Decrease)
                                                    -------------   ---------------   -------------   ------------   ------------
PERIOD ENDED JUNE 30, 1999
In Dollars
   Daily Income Fund..............................   $72,034,047       $1,273,173      $73,307,220    ($68,317,995)   $4,989,225
   Short-Term Government Securities Fund..........   $11,243,655         $604,758      $11,848,413     ($3,281,240)   $8,567,173
   Short-Term Bond Fund...........................   $45,469,728       $3,970,941      $49,440,669    ($24,995,654)  $24,445,015
   Value Fund.....................................   $99,535,939       $3,134,152     $102,670,091   ($116,532,157) ($13,862,066)
   Small Company Stock Fund.......................    $3,676,171             -          $3,676,171     ($1,686,005)   $1,990,166

In Shares
   Daily Income Fund..............................    72,034,047        1,273,173       73,307,220     (68,317,995)    4,989,225
   Short-Term Government Securities Fund..........     2,220,596          119,631        2,340,227        (649,265)    1,690,962
   Short-Term Bond Fund...........................     8,771,461          767,481        9,538,942      (4,825,788)    4,713,154
   Value Fund.....................................     3,586,639          103,267        3,689,906      (4,194,400)     (504,494)
   Small Company Stock Fund.......................       409,107             -             409,107        (191,148)      217,959


YEAR ENDED DECEMBER 31, 1998
In Dollars
   Daily Income Fund..............................   $50,754,909       $2,545,721      $53,300,630    ($47,756,876)   $5,543,754
   Short-Term Government Securities Fund..........   $13,125,555         $936,286      $14,061,841     ($6,404,569)   $7,657,272
   Short-Term Bond Fund...........................   $63,541,739       $6,831,113      $70,372,852    ($33,523,983)  $36,848,869
   Value Fund.....................................  $136,947,678      $18,005,072     $154,952,750    ($97,514,378)  $57,438,372
   Small Company Stock Fund *.....................    $8,897,919          $39,024       $8,936,943       ($831,089)   $8,105,854
In Shares
   Daily Income Fund..............................    50,754,909        2,545,721       53,300,630     (47,756,876)    5,543,754
   Short-Term Government Securities Fund..........     2,582,187          184,187        2,766,374      (1,259,834)    1,506,540
   Short-Term Bond Fund...........................    12,219,972        1,313,728       13,533,700      (6,449,494)    7,084,206
   Value Fund.....................................     5,106,585          674,375        5,780,960      (3,686,922)    2,094,038
   Small Company Stock Fund *.....................       941,021            4,410          945,431         (90,774)      854,657

-------------------------

* For the period beginning March 4, 1998 (inception date) to December 31, 1998.

Homestead Funds, Inc.
c/o PFPC, Inc.
P.O. box 8987
Wilmington, DE  19899
1-800-258-3030